                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                             811-1485

Exact name of registrant as specified in charter:               Delaware Group Equity Funds III

Address of principal executive offices:                         2005 Market Street
                                                                Philadelphia, PA 19103

Name and address of agent for service:                          Richelle S. Maestro, Esq.
                                                                2005 Market Street
                                                                Philadelphia, PA 19103

Registrant's telephone number, including area code:             (800) 523-1918

Date of fiscal year end:                                        June 30

Date of reporting period:                                       June 30, 2004


ITEM 1. REPORTS TO STOCKHOLDERS


                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

GROWTH-EQUITY

Annual Report JUNE 30, 2004
--------------------------------------------------------------------------------
              DELAWARE AMERICAN SERVICES FUND




[LOGO]

POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             2
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       4

  Statement of Operations                                       6

  Statements of Changes in Net Assets                           7

  Financial Highlights                                          8

  Notes to Financial Statements                                12
-----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      15
-----------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                     16
-----------------------------------------------------------------






    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

Portfolio                                       Delaware American Services Fund
  MANAGEMENT REVIEW                             July 9, 2004

FUND MANAGERS
John A. Heffern

Portfolio Manager
Lori P. Wachs

Portfolio Manager
Marshall T. Bassett

Portfolio Manager
Gerald S. Frey
Chief Investment Officer -- Growth

Q: CAN YOU PROVIDE A BROAD OVERVIEW OF THE MARKET DURING THE PAST 12 MONTHS?
A: Improving sentiment regarding an overall economic rebound drove stocks higher over the past fiscal year ended June 30, 2004. The rally was broad-based, as the majority of stocks posted solid gains. Size was a factor in overall returns with the small-cap Russell 2000 Index surpassing the large-cap Russell 1000 Index by over 13 percent during the period. During the early part of the period, stocks typically characterized as being lower in quality were the best performers. Stocks cooled toward the end of the fiscal year as inflation fears prompted concerns over a possible end to the Federal Reserve's accommodative interest rate policy. The Fed changed its course of 13 consecutive declining interest rate movements just prior to period end by raising rates a quarter percent.

Q: HOW DID THE FUND PERFORM DURING THE FISCAL YEAR?
A: For the 12-month period ended June 30, 2004, Delaware American Services Fund returned +30.29% (Class A shares at net asset value with distributions reinvested), with the S&P 500 Index gaining +19.10%. During this time, the Fund's peer group, as measured by the Lipper Specialty/Miscellaneous Funds Average, returned +25.26%.

Q: WHAT CHANGES CAME ABOUT IN THE GENERAL COMPOSITION OF THE FUND DURING THE PERIOD?
A: Since our last annual report, we reduced exposure to companies that we believed had diminished appeal from a valuation perspective and we added investments in companies offering superior opportunities for capital appreciation. We think it is important to note that this process occurs on a stock-by-stock basis, consistent with the Fund's bottom-up portfolio construction.

The Fund's exposure to interest-rate sensitive securities decreased during the period, owing in part to an outlook for higher interest rates. In addition, we believe we identified superior opportunities in the retail and consumer services sector. We remain confident that our company-by-company stock selection approach will allow us to identify companies poised to outperform over the long run.

Q: CAN YOU DESCRIBE SOME OF THE STOCKS THAT HELPED SHAPE FUND PERFORMANCE DURING THE FISCAL YEAR?
A: The Fund's return benefited from positive stock selection in the consumer non-durables, consumer services, and financial sectors. The Fund's top performer for the period was clothing retailer Urban Outfitters, rising 238 percent as the company reported strong quarterly earnings results combined with an optimistic outlook. Internet research company Ask Jeeves rose 113 percent during the fiscal year due largely to an accretive acquisition announcement and accelerating search engine usage. Also boosting results for the Fund was Sovereign Bancorp, rising 42 percent. Sovereign's strong fundamentals combined with successful acquisitions continue to provide above-average growth.

Q: WHERE DID THE FUND LOSE PERFORMANCE RELATIVE TO ITS BENCHMARK INDEX?
A: Specific names that underperformed for the period were eSpeed and Integrated Alarm Services. eSpeed, a financial technology company, suffered from increased competition and lower-than-expected treasury volumes. Integrated Alarm also contributed to underperformance, due in part to quarterly earnings results that trailed forecasts and management guidance. We have since liquidated our position in Integrated Alarm from the Fund's portfolio as of period end.

Delaware
  AMERICAN SERVICES FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware American Services Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions and is subject to change. Instances of high double-digit returns are highly unusual and cannot be sustained and were achieved primarily during favorable market conditions.

FUND PERFORMANCE
Average Annual Total Returns
For the periods ended June 30, 2004                      Lifetime   One Year
--------------------------------------------------------------------------------
Class A (Est. 12/29/99)
Excluding Sales Charge                                   +21.13%     +30.29%
Including Sales Charge                                   +19.55%     +22.77%
--------------------------------------------------------------------------------
Class B (Est. 2/28/01)
Excluding Sales Charge                                   +16.28%     +29.26%
Including Sales Charge                                   +15.80%     +25.26%
--------------------------------------------------------------------------------
Class C (Est. 2/28/01)
Excluding Sales Charge                                   +16.28%     +29.26%
Including Sales Charge                                   +16.28%     +28.26%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, C, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for the lifetime and one-year periods ended June 30, 2004 for Delaware American Services Fund's Institutional Class were +21.33% and +30.46%, respectively. The Institutional Class shares were first made available on December 29, 1999 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The performance table and graph on the following page do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

An expense limitation was in effect for all classes of Delaware American Services Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect. Nasdaq Institutional Class symbol:
DASIX

Delaware
  AMERICAN SERVICES FUND

FUND BASICS
As of June 30, 2004
---------------------------------------------------
FUND OBJECTIVE:
The Fund seeks to provide long-term capital growth.
---------------------------------------------------
TOTAL FUND NET ASSETS:
$72.46 million
---------------------------------------------------
NUMBER OF HOLDINGS:
63
---------------------------------------------------
FUND START DATE:
December 29, 1999
---------------------------------------------------

--------------------------------------------------------------------------------
YOUR FUND MANAGERS:

John A. Heffern joined Delaware Investments in 1997. He previously was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Financial Services unit. Prior to that, Mr. Heffern was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons. He has been managing Delaware American Services Fund since its inception.

Lori P. Wachs joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in finance and oriental studies.

Marshall T. Bassett holds a bachelor's degree and an MBA from Duke University. Prior to joining Delaware Investments in 1997, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies and as a trust officer at Sovran Bank and Trust Company.

Gerald S. Frey has 25 years' experience in the money management business and holds a BA in economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:
Class A  DASAX
Class B  DASBX
Class C  DAMCX

PERFORMANCE OF A $10,000 INVESTMENT
December 29, 1999 (Fund's inception) through June 30, 2004

              DELAWARE AMERICAN
               SERVICES FUND -
               CLASS A SHARES      S&P 500 INDEX

31-DEC-99         $ 9,424            $10,000
30-JUN-00         $11,685            $ 9,957
31-DEC-00         $13,340            $ 9,090
30-JUN-01         $14,163            $ 8,482
31-DEC-01         $14,952            $ 8,010
30-JUN-02         $15,204            $ 6,957
31-DEC-02         $13,784            $ 6,240
30-JUN-03         $17,169            $ 6,973
31-DEC-03         $20,487            $ 8,029
30-JUN-04         $22,367            $ 8,305

Chart assumes $10,000 invested on December 29, 1999 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to different charges and expenses. The chart also assumes $10,000 invested in the S&P 500 Index at that month's end, December 31, 1999. After December 31, 1999, returns plotted on the chart were as of the last day of each month shown. The S&P 500 Index is an unmanaged composite of mostly large-capitalization U.S. companies. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results. An expense limitation was in effect for all classes of Delaware American Services Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

Statement                                        DELAWARE AMERICAN SERVICES FUND
  OF NET ASSETS                                  June 30, 2004

                                                        Number of      Market
                                                         Shares        Value
COMMON STOCK - 91.59%
Automobiles & Automotive Parts - 1.36%
 +America's Car-Mart                                      32,700     $   981,981
                                                                     -----------
                                                                         981,981
                                                                     -----------
Banking & Finance - 22.11%
 +AmeriTrade Holding                                      76,300         866,005
  Bank of America                                         10,500         888,510
  Capital One Financial                                   20,900       1,429,142
 +CapitalSource                                           62,700       1,533,015
  Certegy                                                 20,900         810,920
  Citigroup                                               20,100         934,650
  Cullen/Frost Bankers                                    15,700         702,575
 +E*TRADE Financial                                       94,200       1,050,330
  Eaton Vance                                             41,900       1,600,999
  Fannie Mae                                              20,900       1,491,424
  IndyMac Bancorp                                         26,200         827,920
  Investors Financial Services                            20,900         910,822
  Merrill Lynch & Company                                 17,800         960,844
  Sovereign Bancorp                                       31,400         693,940
  Westcorp                                                29,000       1,318,050
                                                                     -----------
                                                                      16,019,146
                                                                     -----------
Buildings & Materials - 3.54%
  KB HOME                                                 17,800       1,221,614
  Winnebago Industries                                    36,100       1,345,808
                                                                     -----------
                                                                       2,567,422
                                                                     -----------
Business Services - 10.83%
  Cendant                                                 37,700         922,896
 +Charles River Associates                                41,900       1,296,805
 +Fisher Scientific International                         14,400         831,600
 +Getty Images                                            26,700       1,602,000
  Manpower                                                21,100       1,071,247
 +Monster Worldwide                                       61,600       1,584,352
  Robert Half International                               18,000         535,860
                                                                     -----------
                                                                       7,844,760
                                                                     -----------
Cable, Media & Publishing - 4.30%
 +Comcast Special Class A                                 54,900       1,515,789
 +Cox Communications Class A                              57,600       1,600,704
                                                                     -----------
                                                                       3,116,493
                                                                     -----------
Computers & Technology - 8.28%
 +Ask Jeeves                                              23,100         901,593
 +Corillian                                              287,800       1,450,512
 +eSpeed                                                  43,900         774,835
  Henry (Jack) & Associates                               53,500       1,075,350
 +Lexmark International Class A                            7,800         752,934
 +Mercury Interactive                                     20,900       1,041,447
                                                                     -----------
                                                                       5,996,671
                                                                     -----------
Consumer Products - 1.77%
  Tyco International                                      38,700       1,282,518
                                                                     -----------
                                                                       1,282,518
                                                                     -----------
Electronics & Electrical Equipment - 5.17%
  General Electric                                        68,000       2,203,200
 +Mettler-Toledo International                            31,400       1,542,996
                                                                     -----------
                                                                       3,746,196
                                                                     -----------
Healthcare & Pharmaceuticals - 1.50%
 +Dade Behring Holdings                                    22,900      1,088,208
                                                                     -----------
                                                                       1,088,208
                                                                     -----------

                                                        Number of      Market
                                                         Shares        Value
COMMON STOCK (continued)
 Industrial Machinery - 1.20%
  ITT Industries                                          10,500     $   871,500
                                                                     -----------
                                                                         871,500
                                                                     -----------
Insurance - 4.08%
  Hub International                                       57,600       1,099,584
  PartnerRe                                               18,800       1,066,524
  XL Capital Class A                                      10,500         792,330
                                                                     -----------
                                                                       2,958,438
                                                                     -----------
Leisure, Lodging & Entertainment - 4.19%
 +Host Marriott                                           35,400         437,544
  Royal Caribbean Cruises                                 28,500       1,237,185
  Starwood Hotels & Resorts Worldwide                     30,400       1,363,440
                                                                     -----------
                                                                       3,038,169
                                                                     -----------
Real Estate - 1.86%
  American Financial Realty                               94,200       1,346,118
                                                                     -----------
                                                                       1,346,118
                                                                     -----------
Retail - 17.03%
 +American Eagle Outfitters                               32,100         928,011
 +AnnTaylor Stores                                        11,100         321,678
  Best Buy                                                20,500       1,040,170
 +Cabela's Class A                                         5,400         145,530
 +First Cash Financial Services                           42,700         908,656
 +Gander Mountain Company                                 15,000         344,250
 +Guitar Center                                           28,000       1,245,160
 +Hibbett Sporting Goods                                  39,300       1,074,855
  Michaels Stores                                         13,000         715,000
  MSC Industrial Direct Class A                           22,000         722,480
  Nordstrom                                               12,100         515,581
  Petsmart                                                38,700       1,255,815
 +RARE Hospitality International                          17,500         435,750
 +Urban Outfitters                                        34,600       2,107,486
 +Williams-Sonoma                                         17,600         580,096
                                                                     -----------
                                                                      12,340,518
                                                                     -----------
Textiles, Apparel & Furniture - 2.64%
 +Carter Holdings                                         30,400         884,944
 +Coach                                                   22,800       1,030,332
                                                                     -----------
                                                                       1,915,276
                                                                     -----------
Transportation & Shipping - 1.73%
 +Knight Transportation                                   43,600       1,252,628
                                                                     -----------
                                                                       1,252,628
                                                                     -----------
TOTAL COMMON STOCK
 (cost $58,692,112)                                                   66,366,042
                                                                     -----------

Statement                                        DELAWARE AMERICAN SERVICES FUND
  OF NET ASSETS (CONTINUED)

                                                       Principal      Market
                                                        Amount        Value

REPURCHASE AGREEMENTS - 7.95%
  With BNP Paribas 1.25% 7/1/04
    (dated 6/30/04, to be repurchased
    at $3,003,104 collateralized by
    $575,000 U.S. Treasury Bills due
    11/4/04, market value $572,007,
    $2,039,000 U.S. Treasury Bills due
    11/18/04, market value $2,026,549,
    $469,000 U.S. Treasury Bills due
    12/23/04, market value $464,934)                   $3,003,000    $ 3,003,000
With UBS Warburg 1.25% 7/1/04
    (dated 6/30/04, to be repurchased at
    $2,761,096 collateralized by $531,000
    U.S. Treasury Notes 2.25% due 7/31/04,
    market value $536,320, $531,000
    U.S. Treasury Notes 5.875% due
    11/15/05, market value $559,073,
    $1,595,000 U.S. Treasury Notes 5.625%
    due 5/15/08, market value $1,733,801)               2,761,000      2,761,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $5,764,000)                                                    5,764,000
                                                                     -----------
TOTAL MARKET VALUE OF SECURITIES - 99.54%
  (cost $64,456,112)                                                  72,130,042
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.46%                                             332,196
                                                                     -----------
NET ASSETS APPLICABLE TO 5,072,716
  SHARES OUTSTANDING - 100.00%                                       $72,462,238
                                                                     ===========

Net Asset Value - Delaware American Services Fund
  Class A ($48,661,937 / 3,380,048 Shares)                                $14.40
                                                                          ------
Net Asset Value - Delaware American Services Fund
  Class B ($14,053,016 / 1,000,876 Shares)                                $14.04
                                                                          ------
Net Asset Value - Delaware American Services Fund
  Class C ($8,613,897 / 613,709 Shares)                                   $14.04
                                                                          ------
Net Asset Value - Delaware American Services Fund
  Institutional Class ($1,133,388 / 78,083 Shares)                        $14.52
                                                                          ------


COMPONENTS OF NET ASSETS AT JUNE 30, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                                 $62,451,177
Accumulated net realized gain on investments                           2,337,100
Net unrealized appreciation of investments                             7,673,961
                                                                     -----------
Total net assets                                                     $72,462,238
                                                                     ===========

+Non-income producing security for the year ended June 30, 2004.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE AMERICAN SERVICES FUND
Net Asset Value Class A (A)                                               $14.40
Sales charge (5.75% of offering price or
  6.11% of amount invested per share) (B)                                   0.88
                                                                          ------
Offering price                                                            $15.28
                                                                          ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See the current prospectus for purchase of $50,000 or more.

See accompanying notes

Statement                                        DELAWARE AMERICAN SERVICES FUND
  OF OPERATIONS                                  Year Ended June 30, 2004

INVESTMENT INCOME:
  Dividends                                                                   $298,432
  Interest                                                                      14,842     $  313,274
                                                                              --------     ----------

EXPENSES:
  Management fees                                                              295,449
  Distribution expenses -- Class A                                              69,864
  Distribution expenses -- Class B                                              85,226
  Distribution expenses -- Class C                                              38,830
  Dividend disbursing and transfer agent fees and expenses                     105,682
  Registration fees                                                             46,171
  Reports and statements to shareholders                                        21,340
  Accounting and administration expenses                                        14,390
  Legal and professional fees                                                    4,489
  Custodian fees                                                                 4,371
  Trustees' fees                                                                 1,576
  Other                                                                          1,579        688,967
                                                                              --------
  Less expenses absorbed or waived                                                            (51,349)
  Less waiver of distribution expenses -- Class A                                             (11,644)
  Less expenses paid indirectly                                                                  (912)
                                                                                           ----------
  Total expenses                                                                              625,062
                                                                                           ----------
NET INVESTMENT LOSS                                                                          (311,788)
                                                                                           ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                                          3,977,269
  Net change in unrealized appreciation/depreciation of investments                         5,232,376
                                                                                           ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                             9,209,645
                                                                                           ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $8,897,857
                                                                                           ==========

See accompanying notes

Statements                                       DELAWARE AMERICAN SERVICES FUND
  OF CHANGES IN NET ASSETS

                                                                                                        Year           Year
                                                                                                        Ended          Ended
                                                                                                       6/30/04        6/30/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss                                                                                $  (311,788)   $   (32,889)
  Net realized gain (loss) on investments                                                              3,977,269       (623,859)
  Net change in unrealized appreciation/depreciation of investments                                    5,232,376      2,484,363
                                                                                                     -----------    -----------
  Net increase in net assets resulting from operations                                                 8,897,857      1,827,615
                                                                                                     -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments:
    Class A                                                                                             (346,448)      (293,744)
    Class B                                                                                             (147,968)      (275,055)
    Class C                                                                                              (61,157)       (42,924)
    Institutional Class                                                                                   (5,848)      (252,137)
                                                                                                     -----------    -----------
                                                                                                        (561,421)      (863,860)
                                                                                                     -----------    -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                           43,143,169      3,569,149
    Class B                                                                                            8,494,004      1,684,032
    Class C                                                                                            7,555,883        295,995
    Institutional Class                                                                                7,563,114      5,516,689

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                              318,582        289,434
    Class B                                                                                              137,482        268,935
    Class C                                                                                               58,151         43,426
    Institutional Class                                                                                    5,848        252,138
                                                                                                     -----------    -----------
                                                                                                      67,276,233     11,919,798
                                                                                                     -----------    -----------
  Cost of shares repurchased:
    Class A                                                                                           (6,072,017)    (1,464,998)
    Class B                                                                                           (1,257,558)      (803,229)
    Class C                                                                                             (544,485)      (121,613)
    Institutional Class                                                                              (15,715,899)    (1,089,853)
                                                                                                     -----------    -----------
                                                                                                     (23,589,959)    (3,479,693)
                                                                                                     -----------    -----------
Increase in net assets derived from capital share transactions                                        43,686,274      8,440,105
                                                                                                     -----------    -----------
NET INCREASE IN NET ASSETS                                                                            52,022,710      9,403,860

NET ASSETS:
  Beginning of year                                                                                   20,439,528     11,035,668
                                                                                                     -----------    -----------
  End of year (there is no undistributed net investment income at each year end)                     $72,462,238    $20,439,528
                                                                                                     ===========    ===========

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          DELAWARE AMERICAN SERVICES FUND CLASS A
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               12/29/99(1)
                                                                               Year Ended                         to
                                                              6/30/04     6/30/03      6/30/02     6/30/01      6/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.260     $10.890      $10.160     $10.540      $ 8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)                                (0.077)     (0.011)      (0.039)     (0.008)       0.010
Net realized and unrealized gain on investments                 3.457       1.232        0.784       2.061        2.030
                                                              -------     -------      -------     -------      -------
Total from investment operations                                3.380       1.221        0.745       2.053        2.040
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net investment income                                         --          --           --      (0.015)          --
From net realized gain on investments                          (0.240)     (0.851)      (0.015)     (1.741)          --
In excess of net realized gain on investments                      --          --           --      (0.677)          --
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.240)     (0.851)      (0.015)     (2.433)          --
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $14.400     $11.260      $10.890     $10.160      $10.540
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(3)                                                30.29%      12.92%        7.34%      21.21%       24.00%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $48,662      $6,397       $3,778      $1,671         $774
Ratio of expenses to average net assets                         1.38%       1.22%        1.45%       0.98%        0.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.56%       2.10%        2.96%       2.64%        1.22%
Ratio of net investment income (loss) to average net assets    (0.58%)     (0.12%)      (0.37%)     (0.09%)       0.20%
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (0.76%)     (1.00%)      (1.88%)     (1.75%)      (0.27%)
Portfolio turnover                                               199%        153%         311%        502%         988%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                DELAWARE AMERICAN SERVICES FUND CLASS B
----------------------------------------------------------------------------------------------------------
                                                                                                   2/28/01(1)
                                                                        Year Ended                   to
                                                              6/30/04     6/30/03      6/30/02     6/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.070     $10.800      $10.140     $ 9.470

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                         (0.173)     (0.080)      (0.119)     (0.031)
Net realized and unrealized gain on investments                 3.383       1.201        0.794       0.701
                                                              -------     -------      -------     -------
Total from investment operations                                3.210       1.121        0.675       0.670
                                                              -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net realized gain on investments                          (0.240)     (0.851)      (0.015)         --
                                                              -------     -------      -------     -------
Total dividends and distributions                              (0.240)     (0.851)      (0.015)         --
                                                              -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $14.040     $11.070      $10.800     $10.140
                                                              =======     =======      =======     =======

TOTAL RETURN(3)                                                29.26%      12.04%        6.66%       7.07%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $14,053      $4,838       $3,484        $638
Ratio of expenses to average net assets                         2.13%       1.97%        2.20%       2.20%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.26%       2.81%        3.71%       6.02%
Ratio of net investment loss to average net assets             (1.33%)     (0.87%)      (1.12%)     (1.08%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (1.46%)     (1.71%)      (2.63%)     (4.90%)
Portfolio turnover                                               199%        153%         311%        502%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                DELAWARE AMERICAN SERVICES FUND CLASS C
----------------------------------------------------------------------------------------------------------
                                                                                                   2/28/01(1)
                                                                        Year Ended                   to
                                                              6/30/04     6/30/03      6/30/02     6/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.060     $10.790      $10.140     $ 9.470

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                         (0.173)     (0.080)      (0.120)     (0.035)
Net realized and unrealized gain on investments                 3.393       1.201        0.785       0.705
                                                              -------     -------      -------     -------
Total from investment operations                                3.220       1.121        0.665       0.670
                                                              -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net realized gain on investments                          (0.240)     (0.851)      (0.015)         --
                                                              -------     -------      -------     -------
Total dividends and distributions                              (0.240)     (0.851)      (0.015)         --
                                                              -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $14.040     $11.060      $10.790     $10.140
                                                              =======     =======      =======     =======

TOTAL RETURN(3)                                                29.26%      12.15%        6.57%       7.07%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $8,614        $778         $536         $81
Ratio of expenses to average net assets                         2.13%       1.97%        2.20%       2.20%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.26%       2.81%        3.71%       6.02%
Ratio of net investment loss to average net assets             (1.33%)     (0.87%)      (1.12%)     (1.08%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (1.46%)     (1.71%)      (2.63%)     (4.90%)
Portfolio turnover                                               199%        153%         311%        502%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                 DELAWARE AMERICAN SERVICES FUND INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               12/29/99(1)
                                                                               Year Ended                         to
                                                              6/30/04     6/30/03      6/30/02     6/30/01      6/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.320     $10.930      $10.160     $10.540      $ 8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)                                (0.043)      0.013       (0.012)         --        0.010
Net realized and unrealized gain on investments                 3.483       1.228        0.797       2.053        2.030
                                                              -------     -------      -------     -------      -------
Total from investment operations                                3.440       1.241        0.785       2.053        2.040
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net investment income                                         --          --           --      (0.015)          --
From net realized gain on investments                          (0.240)     (0.851)      (0.015)     (1.741)          --
In excess of net realized gain on investments                      --          --           --      (0.677)          --
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.240)     (0.851)      (0.015)     (2.433)          --
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $14.520     $11.320      $10.930     $10.160      $10.540
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(3)                                                30.46%      13.18%        7.73%      21.21%       24.00%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $1,133      $8,427       $3,237      $3,007       $2,479
Ratio of expenses to average net assets                         1.13%       0.97%        1.20%       0.90%        0.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.26%       1.81%        2.71%       2.39%        0.97%
Ratio of net investment income (loss) to average net assets    (0.33%)      0.13%       (0.12%)         --        0.20%
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (0.46%)     (0.71%)      (1.63%)     (1.49%)      (0.02%)
Portfolio turnover                                               199%        153%         311%        502%         988%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes                                            DELAWARE AMERICAN SERVICES FUND
  TO FINANCIAL STATEMENTS                        June 30, 2004

Delaware Group Equity Funds III (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and the related notes pertain to Delaware American Services Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 8 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of June 30, 2004, Class R shares have not commenced operations.

The investment objective of the Fund is to provide long-term capital growth.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Through March 31, 2004, certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $596 for the year ended June 30, 2004. In addition, the Fund receives earnings credits from its custodian when positive balances are maintained, which are used to offset custody fees. The earnings credits for the year ended June 30, 2004 were approximately $316. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of the management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.20% of average daily net assets of the Fund through August 31, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through August 31, 2004, in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets.

Notes                                            DELAWARE AMERICAN SERVICES FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
At June 30, 2004, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                  $25,036
  Dividend disbursing, transfer agent,
    accounting and administration fees and
    other expenses payable to DSC                            14,042
  Other expenses payable to DMC and affiliates*              31,581

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including in-house legal services provided to the Fund by DMC employees. For the year ended June 30, 2004, the Fund had costs of $1,604. For the year ended June 30, 2004, DDLP earned $82,538 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the year ended June 30, 2004, the Fund made purchases of $113,297,590 and sales of $76,119,576 of investment securities other than short-term investments.

At June 30, 2004, the cost of investments for federal income tax purposes was $64,666,881. At June 30, 2004, net unrealized appreciation was $7,463,161, of which $8,341,888 related to unrealized appreciation of investments and $878,727 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the years ended June 30, 2004 and 2003 was as follows:

                                                             Year        Year
                                                             Ended       Ended
                                                            6/30/04     6/30/03
                                                           --------    --------
  Ordinary income                                          $240,943    $808,722
  Long-term capital gain                                    320,478      55,138
                                                           --------    --------
  Total                                                    $561,421    $863,860
                                                           ========    ========

As of June 30, 2004, the components of net assets on a tax basis were as follows:

  Shares of beneficial interest                                     $62,451,177
  Undistributed ordinary income                                       2,021,268
  Undistributed long-term capital gain                                  526,601
  Unrealized appreciation                                             7,463,192
                                                                    -----------
  Net Assets                                                        $72,462,238
                                                                    ===========

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $329,813 was utilized in 2004.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended June 30, 2004, the Fund recorded the following permanent reclassifications. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

  Accumulated net investment loss                                      $311,788
  Accumulated net realized gain on investment                          (311,788)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                                  Year
                                                                  Ended
                                                           6/30/04     6/30/03
Shares sold:
  Class A                                                 3,242,533     351,057
  Class B                                                   652,202     174,380
  Class C                                                   580,885      30,012
  Institutional Class                                       628,295     517,774
Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                                    24,945      31,324
  Class B                                                    10,990      29,424
  Class C                                                     4,652       4,751
  Institutional Class                                           455      27,199
                                                         ----------   ---------
                                                          5,144,957   1,165,921
                                                         ----------   ---------
Shares repurchased:
  Class A                                                  (455,601)   (161,124)
  Class B                                                   (99,476)    (89,316)
  Class C                                                   (42,189)    (14,090)
  Institutional Class                                    (1,294,941)    (96,983)
                                                         ----------   ---------
                                                         (1,892,207)   (361,513)
                                                         ----------   ---------
Net increase                                              3,252,750     804,408
                                                         ==========   =========

For the years ended June 30, 2004 and 2003, 5,853 Class B shares were converted to 5,718 Class A shares valued at $79,629 and 1,627 Class B shares were converted to 1,599 Class A shares valued at $18,138, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the previous table and the Statements of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of June 30, 2004, or at any time during the year.

Notes                                            DELAWARE AMERICAN SERVICES FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

7. CREDIT AND MARKET RISK
The Fund concentrates its investments in companies management believes will benefit from advances in financial services, business services or consumer services sectors. As a result, the value of the Fund's shares can be expected to fluctuate in response to factors affecting the industries in which these companies operate, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to a single economic, political or regulatory occurrence affecting these companies than other mutual funds not concentrating their investments in these industries.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the existing contracts and expects the risk of loss to be remote.

9. TAX INFORMATION (UNAUDITED)
The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended June 30, 2004, the Fund designates distributions paid during the year as follows:

        (A)                  (B)
     Long-Term             Ordinary
   Capital Gains            Income                Total                (C)
   Distributions         Distributions        Distributions        Qualifying
    (Tax Basis)           (Tax Basis)          (Tax Basis)         Dividends(1)
   -------------         -------------        -------------        ------------
       57%                   43%                   100%                13%

(A) and (B) are based on a percentage of the Fund's total distributions.

(C) is based on a percentage of ordinary income of the Fund.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Report
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Delaware Group Equity Funds III - Delaware American
Services Fund

We have audited the accompanying statement of net assets of Delaware American Services Fund (one of the series constituting Delaware Group Equity Funds III) (the "Fund") as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware American Services Fund of Delaware Group Equity Funds III at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


/s/ Ernst & Young LLP

Philadelphia, Pennsylvania

August 10, 2004

Delaware Investments Family of Funds
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                              NUMBER OF             OTHER
                                                                      PRINCIPAL           PORTFOLIOS IN FUND     DIRECTORSHIPS
    NAME,                     POSITION(S)                           OCCUPATION(S)          COMPLEX OVERSEEN     HELD BY TRUSTEE/
   ADDRESS                    HELD WITH      LENGTH OF TIME           DURING              BY TRUSTEE/DIRECTOR     DIRECTOR OR
AND BIRTHDATE                   FUND(S)          SERVED             PAST 5 YEARS             OR OFFICER            OFFICER
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
  JUDE T. DRISCOLL(2)         Chairman and       4 Years -       Since August 2000, Mr.           77                None
  2005 Market Street           Trustee(4)        Executive       Driscoll has served in
Philadelphia, PA 19103                            Officer           various executive
                                                                 capacities at different
    March 10, 1963                             Trustee since        times at Delaware
                                               May 15, 2003           Investments(1)

                                                                Senior Vice President and
                                                                Director of Fixed-Income
                                                                Process - Conseco Capital
                                                                       Management
                                                                (June 1998 - August 2000)

                                                                   Managing Director -
                                                                   NationsBanc Capital
                                                                         Markets
                                                               (February 1996 - June 1998)

--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   WALTER P. BABICH             Trustee          16 Years       Board Chairman - Citadel          94                None
  2005 Market Street                                            Construction Corporation
Philadelphia, PA 19103                                              (1989 - Present)

   October 1, 1927

    JOHN H. DURHAM              Trustee          25 Years(3)        Private Investor              94             Trustee -
  2005 Market Street                                                                                         Abington Memorial
Philadelphia, PA 19103                                                                                            Hospital

    August 7, 1937                                                                                           President/Director -
                                                                                                              22 WR Corporation

     JOHN A. FRY                Trustee(4)        3 Years        President - Franklin &           77              Director -
  2005 Market Street                                                Marshall College                           Community Health
Philadelphia, PA 19103                                            (June 2002 - Present)                            Systems

    May 28, 1960                                               Executive Vice President -
                                                               University of Pennsylvania
                                                                (April 1995 - June 2002)

   ANTHONY D. KNERR             Trustee          11 Years       Founder/Managing Director -       94                None
  2005 Market Street                                                 Anthony Knerr &
Philadelphia, PA 19103                                            Associates (Strategic
                                                                       Consulting)
   December 7, 1938                                                 (1990 - Present)

                                                                                              NUMBER OF             OTHER
                                                                      PRINCIPAL           PORTFOLIOS IN FUND     DIRECTORSHIPS
    NAME,                     POSITION(S)                           OCCUPATION(S)          COMPLEX OVERSEEN     HELD BY TRUSTEE/
   ADDRESS                    HELD WITH      LENGTH OF TIME           DURING              BY TRUSTEE/DIRECTOR     DIRECTOR OR
AND BIRTHDATE                   FUND(S)          SERVED             PAST 5 YEARS             OR OFFICER            OFFICER
--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)
     ANN R. LEVEN               Trustee          15 Years        Treasurer/Chief Fiscal           94           Director and
  2005 Market Street                                           Officer - National Gallery                     Audit Committee
Philadelphia, PA 19103                                                   of Art                             Chairperson - Andy
                                                                      (1994 - 1999)                           Warhol Foundation

   November 1, 1940                                                                                              Director -
                                                                                                               Systemax Inc.

  THOMAS F. MADISON             Trustee          10 Years       President/Chief Executive         94             Director -
  2005 Market Street                                           Officer - MLM Partners, Inc.                    Banner Health
Philadelphia, PA 19103                                          (Small Business Investing
                                                                     and Consulting)                             Director -
  February 25, 1936                                             (January 1993 - Present)                        CenterPoint
                                                                                                                   Energy

                                                                                                                 Director -
                                                                                                             Digital River Inc.

                                                                                                                 Director -
                                                                                                                   Rimage
                                                                                                                Corporation

   JANET L. YEOMANS             Trustee           5 Years       Vice President/Mergers &          94                None
  2005 Market Street                                                 Acquisitions -
Philadelphia, PA 19103                                               3M Corporation
                                                                (January 2003 - Present)
     July 31, 1948

                                                                  Ms. Yeomans has held
                                                                   various management
                                                                     positions at 3M
                                                                 Corporation since 1983.

--------------------------------------------------------------------------------------------------------------------------------
OFFICERS

  JOSEPH H. HASTINGS         Executive Vice   Executive Vice   Mr. Hastings has served in         94                None(5)
  2005 Market Street         President and     President and        various executive
Philadelphia, PA 19103      Chief Financial        Chief         capacities at different
                                Officer          Financial          times at Delaware
  December 19, 1949                            Officer since           Investments.
                                              August 21, 2003

 RICHELLE S. MAESTRO         Executive Vice     Chief Legal    Ms. Maestro has served in         94                None(5)
  2005 Market Street           President,      Officer since       various executive
Philadelphia, PA 19103        Chief Legal      March 17, 2003    capacities at different
                              Officer and                            times at Delaware
                               Secretary                               Investments.
  November 26, 1957

  MICHAEL P. BISHOF           Senior Vice         8 Years       Mr. Bishof has served in          94                None(5)
  2005 Market Street         President and                          various executive
Philadelphia, PA 19103         Treasurer                         capacities at different
                                                                    times at Delaware
                                                                      Investments.
   August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware American Services Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware American Services Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                        AFFILIATED OFFICERS                      CONTACT INFORMATION
JUDE T. DRISCOLL                         JOSEPH H. HASTINGS                       INVESTMENT MANAGER
Chairman                                 Executive Vice President and             Delaware Management Company
Delaware Investments Family of Funds     Chief Financial Officer                  Philadelphia, PA
Philadelphia, PA                         Delaware Investments Family of Funds
                                         Philadelphia, PA                         INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                  Delaware International Advisers Ltd.
Board Chairman                           RICHELLE S. MAESTRO                      London, England
Citadel Construction Corporation         Executive Vice President,
King of Prussia, PA                      Chief Legal Officer and Secretary        NATIONAL DISTRIBUTOR
                                         Delaware Investments Family of Funds     Delaware Distributors, L.P.
JOHN H. DURHAM                           Philadelphia, PA                         Philadelphia, PA
Private Investor
Gwynedd Valley, PA                       MICHAEL P. BISHOF                        SHAREHOLDER SERVICING, DIVIDEND
                                         Senior Vice President and Treasurer      DISBURSING AND TRANSFER AGENT
JOHN A. FRY                              Delaware Investments Family of Funds     Delaware Service Company, Inc.
President                                Philadelphia, PA                         2005 Market Street
Franklin & Marshall College                                                       Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                  FOR SHAREHOLDERS
ANTHONY D. KNERR                                                                  800 523-1918
Managing Director
Anthony Knerr & Associates                                                        FOR SECURITIES DEALERS AND FINANCIAL
New York, NY                                                                      INSTITUTIONS REPRESENTATIVES ONLY
                                                                                  800 362-7500
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                             WEB SITE
National Gallery of Art                                                           www.delawareinvestments.com
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

(8843)                                                        Printed in the USA
AR-496 [6/04] IVES 8/04                                                    J9755

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
GROWTH-EQUITY                             A member of Lincoln Financial Group(R)







ANNUAL REPORT JUNE 30, 2004
--------------------------------------------------------------------------------
              DELAWARE SMALL CAP GROWTH FUND











[LOGO] POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             2
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       4

  Statement of Operations                                       6

  Statements of Changes in Net Assets                           7

  Financial Highlights                                          8

  Notes to Financial Statements                                11
-----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      13
-----------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                     14
-----------------------------------------------------------------





Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

PORTFOLIO                                         DELAWARE SMALL CAP GROWTH FUND
  MANAGEMENT REVIEW                               July 9, 2004


FUND MANAGER
Gerald S. Frey
Chief Investment Officer -- Growth

Q: CAN YOU PROVIDE A BROAD OVERVIEW OF THE MARKET DURING THE PAST 12 MONTHS?
A: Improving sentiment regarding an overall economic rebound drove stock prices higher over the past fiscal year ended June 30, 2004. The rally was broad-based, as the majority of stocks posted solid gains. Size was a factor in overall returns, with the small-cap Russell 2000 Index surpassing the large-cap Russell 1000 Index by over 13 percent for the period. During the early part of the period, stocks typically characterized as being lower in quality were the best performers. Stocks cooled toward the end of the period as inflation fears prompted concerns over a possible end to the Federal Reserve's accommodative interest rate policy. The Fed changed its course of 13 consecutive declining interest rate movements just prior to period-end by raising rates a quarter percent.

Q: HOW DID THE FUND PERFORM DURING THE 12-MONTH PERIOD?
A: Relative performance was hurt by underweighted positions in the basic industry and energy sectors, which were among the best performers during the past year. The Fund was up considerably during the period, returning +22.79% (Class A shares at net asset value with distributions reinvested) for the fiscal year. Despite the Fund's performance, returns lagged its benchmark, the Russell 2000 Growth Index, which gained +31.55%. The Fund's peer group, the Lipper Small-Cap Growth Funds Average, returned +27.08% during the same period.

Q: WHAT GENERAL STRATEGY DID YOU EMPLOY DURING THE 12-MONTH PERIOD AND HOW DID IT IMPACT FUND PERFORMANCE?
A: We searched for stocks of small- and emerging growth companies that we believed offered above-average opportunities for capital appreciation, yet which may have been under-researched by the investment community. Specific qualities we sought among these types of companies included high expected growth rates for earnings and revenues, unique products and services, clean balance sheets, and exceptional management teams with the ability to drive their businesses toward industry leadership over time.

During the fiscal year, we employed these principles to contribute positive performance to the Fund through our overweighting in consumer discretionary stocks versus the benchmark Russell 2000 Growth Index, with our selections outperforming their counterpart stocks found in the index. We were not always successful, however, with our approach to growth investing during the 12 months. Producer durable stocks, for example, performed quite well within the benchmark while our selections in this sector underperformed, owing in part to general weakness among semiconductor companies. To seek what we believed were more attractive opportunities in the market, we underweighted producer durable stocks within the portfolio, which served as a further drag on Fund performance for the period.

Q: WHAT WERE SOME SECURITIES THAT AIDED PERFORMANCE?
A: The Fund's best-performing stocks were not concentrated in any one sector, as companies that delivered positive results were generally rewarded. Urban Outfitters was the Fund's largest holding as of June 30, 2004 and also the Fund's biggest positive contributor to performance, as it rose more than 220 percent due to strong sales and earnings growth. Several healthcare-related stocks also posted significant gains during the year as a result of positive results regarding drugs in development. As a result, Nektar Therapeutics and Neurochem were each up more than 90 percent during the year and contributed positively towards Fund performance.

Q: WHICH SECURITIES DETRACTED FROM FUND PERFORMANCE?
A: Few stocks in the Fund experienced significant declines during the past year. CV Therapeutics was the Fund's worst performing stock, declining as a result of negative results with its developmental drug for angina. Asyst Technology was also down considerably during the year as its reported earnings and sales did not live up to expectations. We exited from Asyst Technology as a result of these adverse developments.

DELAWARE
  SMALL CAP GROWTH FUND


The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware Small Cap Growth Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions. Instances of high double-digit returns are highly unusual and cannot be sustained and were achieved primarily during favorable market conditions.

FUND PERFORMANCE
Average Annual Total Returns
Through June 30, 2004                                    Lifetime    One Year
-----------------------------------------------------------------------------
Class A (Est 7/31/01)
Excluding Sales Charge                                    +10.12%     +22.79%
Including Sales Charge                                     +7.90%     +15.72%
-----------------------------------------------------------------------------
Class B (Est. 7/31/01)
Excluding Sales Charge                                     +9.41%     +21.83%
Including Sales Charge                                     +8.61%     +17.83%
-----------------------------------------------------------------------------
Class C (Est. 7/31/01)
Excluding Sales Charge                                     +9.41%     +21.83%
Including Sales Charge                                     +9.41%     +20.83%
-----------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for the lifetime and one year periods ended June 30, 2004 for Delaware Small Cap Growth Fund's Class R shares were +22.16% and +22.36%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60%.

The average annual total returns for the lifetime and one year periods ended June 30, 2004 for Delaware Small Cap Growth Fund's Institutional Class were +10.35% and +23.02%, respectively. The Institutional Class shares were first made available on July 31, 2001 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The performance table and graph on the following page do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

An expense limitation was in effect for all classes of Delaware Small Cap Growth Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

Nasdaq Institutional Class symbol:  DSCIX
Nasdaq Class R symbol:              DSCRX

DELAWARE
  SMALL CAP GROWTH FUND


FUND BASICS
As of June 30, 2004
-------------------------------------------------------------------------------
FUND OBJECTIVE:
The Fund seeks long-term capital growth.
-------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:
$37.94 million
-------------------------------------------------------------------------------
NUMBER OF HOLDINGS:
76
-------------------------------------------------------------------------------
FUND START DATE:
July 31, 2001
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
YOUR FUND MANAGER:
Gerald S. Frey received a bachelor's degree in economics from Bloomsburg University. Before joining Delaware Investments in 1996, he served as a Senior Director at Morgan Grenfell Capital Management, where he managed technology-related stocks. Previously, he was a Vice President at Chase Investors Management Corporation.
-------------------------------------------------------------------------------
NASDAQ SYMBOLS:
Class A  DSCAX
Class B  DSCBX
Class C  DSCCX
-------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
July 31, 2001 (Fund's inception) through June 30, 2004

DELAWARE SMALL CAP GROWTH FUND PERFORMANCE OF $10,000 INVESTMENT CHART
----------------------------------------------------------------------

                    DELAWARE SMALL
                   CAP GROWTH FUND -      RUSSELL 2000
                    CLASS A SHARES        GROWTH INDEX
                   -----------------      ------------
         JUL-01         $9,425              $10,000
         SEP-01         $7,961               $7,862
         DEC-01         $9,957               $9,920
         MAR-02         $9,758               $9,725
         JUN-02         $9,015               $8,199
         SEP-02         $7,672               $6,434
         DEC-02         $8,426               $6,917
         MAR-03         $8,248               $6,648
         JUN-03        $10,166               $8,254
         SEP-03        $10,620               $9,118
         DEC-03        $11,895              $10,274
         MAR-04        $12,693              $10,848
         JUN-04        $12,482              $10,857

Chart assumes $10,000 invested on July 31, 2001 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to different charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The Russell 2000 Growth Index is an unmanaged index that generally tracks the performance of those stocks in the Russell 2000 Index that have higher price-to-book ratios and higher forecasted growth values. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results. Expense waivers were in effect for the periods shown. Performance would have been lower if waivers did not apply.

STATEMENT                                         DELAWARE SMALL CAP GROWTH FUND
  OF NET ASSETS                                   June 30, 2004


                                                          Number of    Market
                                                            Shares      Value
COMMON STOCK - 97.66%
Banking, Finance & Insurance - 15.54%
  Brookline Bancorp                                          22,100  $  324,207
 +CapitalSource                                              39,000     953,550
  Delphi Financial Group Class A                             19,200     854,400
  Downey Financial                                           17,900     953,175
  R & G Financial                                            25,350     838,071
 +Silicon Valley Bancshares                                  13,200     523,380
  Westamerica Bancorp                                         7,300     382,885
  Westcorp                                                   23,500   1,068,074
                                                                     ----------
                                                                      5,897,742
                                                                     ----------
Basic Industry/Capital Goods - 3.07%
  Engineered Support Systems                                  7,600     444,676
 +Rofin-Sinar Technologies                                   11,900     302,141
 +Varian                                                      9,900     417,285
                                                                     ----------
                                                                      1,164,102
                                                                     ----------
Business Services - 8.95%
 +Advisory Board                                             24,900     886,440
 +Charles River Associates                                    9,800     303,310
 +Corillian                                                 111,600     562,464
 +eSpeed Class A                                             32,200     568,330
  Gevity                                                     17,700     463,563
 +iVillage                                                   60,100     381,635
 +Portfolio Recovery Associates                               8,300     228,831
                                                                     ----------
                                                                      3,394,573
                                                                     ----------
Consumer Durables - 2.76%
  Gentex                                                     12,100     480,128
 +WCI Communities                                             3,600      80,316
  Winnebago Industries                                       13,100     488,368
                                                                     ----------
                                                                      1,048,812
                                                                     ----------
Consumer Non-Durables - 14.46%
 +America's Car Mart                                          8,400     252,252
 +CABELA's Class A                                            2,900      78,155
 +Coach                                                      20,700     935,433
 +Cost Plus                                                  10,800     350,460
 +Guitar Center                                              13,000     578,110
 +Hibbett Sporting Goods                                     35,425     968,874
 +PC Mall                                                    15,000     283,200
 +Tractor Supply                                             12,100     506,022
 +Urban Outfitters                                           25,200   1,534,932
                                                                     ----------
                                                                      5,487,438
                                                                     ----------
Consumer Services - 9.57%
 +ASK Jeeves                                                 13,700     534,711
 +Cheesecake Factory                                         12,600     501,354
 +First Cash Financial Services                              24,150     513,912
  Four Seasons Hotels                                         6,800     409,428
 +LIN TV Class A                                             13,200     279,840
 +Mediacom Communications                                    69,500     543,490
 +Rare Hospitality International                             13,150     327,435
 +Sonic                                                      22,850     519,838
                                                                     ----------
                                                                      3,630,008
                                                                     ----------

                                                          Number of    Market
                                                            Shares      Value
COMMON STOCK (continued)
Healthcare & Pharmaceuticals - 23.66%
 +Abgenix                                                    31,700  $  371,524
 +Adolor                                                      9,100     115,388
 +Align Technology                                           43,500     826,500
 +Axonyx                                                     62,200     325,928
 +Conceptus                                                  30,700     345,375
 +CV Therapeutics                                            23,300     390,508
 +Digene                                                     15,200     555,256
 +Immucor                                                    16,700     543,585
 +Isolagen                                                   37,300     383,444
  Medicis Pharmaceutical Class A                             12,600     503,370
 +MGI Pharma                                                 12,200     329,522
 +Nektar Therapeutics                                        61,500   1,227,539
 +Neurochem                                                  32,600     680,036
 +North American Scientific                                  44,700     375,480
 +Pain Therapeutics                                          55,100     444,106
 +Pozen                                                      35,700     244,188
 +Protein Design Labs                                        26,000     497,380
 +United Therapeutics                                        16,600     425,790
 +Wilson Greatbatch Technology                               14,100     394,095
                                                                     ----------
                                                                      8,979,014
                                                                     ----------
REITs - 2.49%
  RAIT Investment Trust                                      15,000     369,750
  Redwood Trust                                              10,300     573,504
                                                                     ----------
                                                                        943,254
                                                                     ----------
Technology - 15.14%
 +Agile Software                                             53,000     463,750
 +Akamai Technologies                                        25,300     454,135
 +Cymer                                                      15,800     591,552
 +Integrated Silicon Solution                                16,900     206,349
 +Manhattan Associates                                       14,300     441,584
 +Matrixone                                                  76,300     527,233
 +Netegrity                                                  47,300     400,158
 +O2Micro International                                      43,900     747,617
 +Power Integrations                                         15,400     383,460
 +Skyworks Solutions                                         79,100     690,543
 +Tessera Technologies                                       20,100     362,202
 +Varian Semiconductor Equipment                             12,300     474,288
                                                                     ----------
                                                                      5,742,871
                                                                     ----------
Transportation & Shipping - 2.02%
 +Knight Transportation                                      20,050     576,037
 +Republic Airways Holdings                                  13,300     189,525
                                                                     ----------
                                                                        765,562
                                                                     ----------
TOTAL COMMON STOCK (cost $31,193,991)                                37,053,376
                                                                     ----------
                                       4

STATEMENT                                         DELAWARE SMALL CAP GROWTH FUND
  OF NET ASSETS (CONTINUED)


                                                          Principal    Market
                                                            Amount     Value
FEDERAL AGENCY (DISCOUNT NOTES) - 2.98%
  Fannie Mae
    0.99% 7/1/04                                           $580,000 $   580,000
    1.08% 7/6/04                                            230,000     229,966
    1.14% 7/14/04                                           320,000     319,869
                                                                    -----------
TOTAL FEDERAL AGENCY (DISCOUNT NOTES)
  (cost $1,129,835)                                                   1,129,835
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES - 100.64%
  (cost $32,323,826)                                                 38,183,211
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (0.64%)                                               (243,260)
                                                                    -----------
NET ASSETS APPLICABLE TO 3,387,518
  SHARES OUTSTANDING - 100.00%                                      $37,939,951
                                                                    ===========

Net Asset Value - Delaware Small Cap Growth Fund
  Class A ($25,035,547 / 2,223,701 Shares)                               $11.26
                                                                         ------
Net Asset Value - Delaware Small Cap Growth Fund
  Class B ($4,843,601 / 438,323 Shares)                                  $11.05
                                                                         ------
Net Asset Value - Delaware Small Cap Growth Fund
  Class C ($6,000,073 / 542,944 Shares)                                  $11.05
                                                                         ------
Net Asset Value - Delaware Small Cap Growth Fund
  Class R ($773,957 / 68,959 Shares)                                     $11.22
                                                                         ------
Net Asset Value - Delaware Small Cap Growth Fund
  Institutional Class ($1,286,773 / 113,591 Shares)                      $11.33
                                                                         ------

COMPONENTS OF NET ASSETS AT JUNE 30, 2004:
Shares of beneficial interest
  (unlimited authorization -- no par)                               $31,834,102
Accumulated net realized gain on investments                            246,464
Net unrealized appreciation of investments                            5,859,385
                                                                    -----------
Total net assets                                                    $37,939,951
                                                                    ===========

+Non-income producing security for the year ended June 30, 2004.

SUMMARY OF ABBREVIATIONS:
REIT - Real Estate Investment Trust

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE SMALL CAP GROWTH FUND
  Net asset value Class A (A)                                            $11.26
  Sales charge (5.75% of offering price,
    or 6.13% of amount invested per share) (B)                             0.69
                                                                         ------
Offering price                                                           $11.95
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                                         Delaware Small Cap Growth Fund
  OF OPERATIONS                                   Year Ended June 30, 2004

INVESTMENT INCOME:
  Dividends                                                           $ 151,300
  Interest                                                               18,515  $  169,815
                                                                      ---------  ----------

EXPENSES:
  Management fees                                                       280,175
  Distribution expenses -- Class A                                       53,278
  Distribution expenses -- Class B                                       40,359
  Distribution expenses -- Class C                                       40,266
  Distribution expenses -- Class R                                        2,373
  Dividend disbursing and transfer agent fees and expenses               84,782
  Registration fees                                                      54,036
  Reports and statements to shareholders                                 16,554
  Accounting and administration expenses                                 10,582
  Custodian fees                                                          8,210
  Legal and professional fees                                             3,075
  Trustees' fees                                                          2,194
  Other                                                                   1,771     597,655
                                                                      ---------
  Less expenses absorbed or waived                                                  (83,923)
  Less waived distribution expenses -- Class A                                       (8,880)
  Less expenses paid indirectly                                                        (456)
                                                                                 ----------
  Total operating expenses                                                          504,396
                                                                                 ----------
NET INVESTMENT LOSS                                                                (334,581)
                                                                                 ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                                  745,105
  Net change in unrealized appreciation/depreciation of investments               4,239,166
                                                                                 ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                   4,984,271
                                                                                 ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:                            $4,649,690
                                                                                 ==========

See accompanying notes

STATEMENTS                                       DELAWARE SMALL CAP GROWTH FUND
  OF CHANGES IN NET ASSETS

                                                                            Year Ended
                                                                      6/30/04         6/30/03

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss                                               $  (334,581)    $   (78,684)
  Net realized gain (loss) on investments                               745,105        (452,731)
  Net change in unrealized appreciation/depreciation of investments   4,239,166       1,781,794
                                                                    -----------     -----------
  Net increase in net assets resulting from operations                4,649,690       1,250,379
                                                                    -----------     -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                          22,850,831       2,585,913
    Class B                                                           2,391,012       1,506,591
    Class C                                                           4,132,063       1,229,049
    Class R                                                             851,768               9
    Institutional Class                                               1,252,444           2,293
                                                                    -----------     -----------
                                                                     31,478,118       5,323,855
                                                                    -----------     -----------
  Cost of shares repurchased:
    Class A                                                          (4,107,054)       (575,168)
    Class B                                                            (702,663)       (173,127)
    Class C                                                            (785,151)       (201,175)
    Class R                                                            (125,661)             --
    Institutional Class                                              (2,716,098)             --
                                                                    -----------     -----------
                                                                     (8,436,627)       (949,470)
                                                                    -----------     -----------
Increase in net assets derived from capital share transactions       23,041,491       4,374,385
                                                                    -----------     -----------
NET INCREASE IN NET ASSETS                                           27,691,181       5,624,764

NET ASSETS:
  Beginning of year                                                  10,248,770       4,624,006
                                                                    -----------     -----------
  End of year (there is no undistributed net investment income
    at each year end)                                               $37,939,951     $10,248,770
                                                                    ===========     ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                     Delaware Small Cap                    Delaware Small Cap
                                                                    Growth Fund Class A                   Growth Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    7/31/01(1)                           7/31/01(1)
                                                                    Year Ended           to              Year Ended           to
                                                                6/30/04   6/30/03     6/30/02         6/30/04    6/30/03   6/30/02

NET ASSET VALUE, BEGINNING OF PERIOD                             $9.170    $8.130      $8.500          $9.070     $8.100    $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                           (0.105)   (0.083)     (0.059)         (0.184)    (0.140)   (0.118)
Net realized and unrealized gain (loss) on investments            2.195     1.123      (0.311)          2.164      1.110    (0.282)
                                                                -------    ------      ------         -------     ------    ------
Total from investment operations                                  2.090     1.040      (0.370)          1.980      0.970    (0.400)
                                                                -------    ------      ------         -------     ------    ------

NET ASSET VALUE, END OF PERIOD                                  $11.260    $9.170      $8.130         $11.050     $9.070    $8.100
                                                                =======    ======      ======         =======     ======    ======

TOTAL RETURN(3)                                                  22.79%    12.79%      (4.35%)         21.83%     11.98%    (4.71%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                         $25,035    $3,586      $1,130          $4,844     $2,460      $783
Ratio of expenses to average net assets                           1.60%     1.60%       1.60%           2.35%      2.35%     2.35%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                         1.95%     3.14%       6.34%           2.65%      3.85%     7.09%
Ratio of net investment loss to average net assets               (0.99%)   (1.08%)     (0.77%)         (1.74%)    (1.83%)   (1.52%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly             (1.34%)   (2.62%)     (5.51%)         (2.04%)    (3.33%)   (6.26%)
Portfolio turnover                                                  79%       60%        138%             79%        60%      138%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Delaware Small Cap                 Delaware Small Cap
                                                                  Growth Fund Class C                Growth Fund Class R
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    7/31/01(1)          Year    6/2/03(1)
                                                                   Year Ended          to              Ended       to
                                                                6/30/04   6/30/03     6/30/02         6/30/04    6/30/03

NET ASSET VALUE, BEGINNING OF PERIOD                             $9.070    $8.100      $8.500          $9.170     $9.040

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                           (0.184)   (0.140)     (0.117)         (0.144)    (0.003)
Net realized and unrealized gain (loss) on investments            2.164     1.110      (0.283)          2.194      0.133
                                                                -------    ------      ------         -------     ------
Total from investment operations                                  1.980     0.970      (0.400)          2.050      0.130
                                                                -------    ------      ------         -------     ------

NET ASSET VALUE, END OF PERIOD                                  $11.050    $9.070      $8.100         $11.220     $9.170
                                                                =======    ======      ======         =======     ======

TOTAL RETURN(3)                                                  21.83%    11.98%      (4.71%)         22.36%      1.44%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $6,000    $2,033        $795            $774         --
Ratio of expenses to average net assets                           2.35%     2.35%       2.35%           1.95%      1.95%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                         2.65%     3.85%       7.09%           2.25%      5.93%
Ratio of net investment loss to average net assets               (1.74%)   (1.83%)     (1.52%)         (1.34%)    (1.09%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly             (2.04%)   (3.33%)     (6.26%)         (1.64%)    (5.07%)
Portfolio turnover                                                  79%       60%        138%             79%        60%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Delaware Small Cap Growth Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         7/31/01(1)
                                                                                       Year Ended            to
                                                                                   6/30/04     6/30/03     6/30/02

NET ASSET VALUE, BEGINNING OF PERIOD                                                $9.210      $8.140      $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                                              (0.079)     (0.063)     (0.040)
Net realized and unrealized gain (loss) on investments                               2.199       1.133      (0.320)
                                                                                   -------      ------      ------
Total from investment operations                                                     2.120       1.070      (0.360)
                                                                                   -------      ------      ------

NET ASSET VALUE, END OF PERIOD                                                     $11.330      $9.210      $8.140
                                                                                   =======      ======      ======

TOTAL RETURN(3)                                                                     23.02%      13.14%      (4.24%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                             $1,287      $2,169      $1,915
Ratio of expenses to average net assets                                              1.35%       1.35%       1.35%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                                            1.65%       2.85%       6.09%
Ratio of net investment loss to average net assets                                  (0.74%)     (0.83%)     (0.52%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly                                (1.04%)     (2.33%)     (5.26%)
Portfolio turnover                                                                     79%         60%        138%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                             DELAWARE SMALL CAP GROWTH FUND
  TO FINANCIAL STATEMENTS                         June 30, 2004


Delaware Group Equity Funds III (the "Trust) is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund and Delaware Trend Fund. These financial statements and related notes pertain to the Delaware Small Cap Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek to provide long-term capital growth.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually and will distribute net capital gains, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Through March 31, 2004, certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $456 for the year ended June 30, 2004. The expense paid under the above arrangements is included in "other" on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND
   OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at a rate of 1.00% on the first $250 million of average daily net assets of the Fund, 0.90% on the next $250 million and 0.75% on average daily net assets in excess of $500 million.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.35% of average daily net assets of the Fund through August 31, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to waive distribution and service fees through August 31, 2005 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

At June 30, 2004, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                              $ 3,198
  Dividend disbursing, transfer agent, accounting
    and administration fees and other expenses
    payable to DSC                                                       11,014
  Other expenses payable to DMC and affiliates*                           1,793

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

NOTES                                             DELAWARE SMALL CAP GROWTH FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including in-house legal services provided to the Fund by DMC employees. For the year ended June 30, 2004, the Fund had costs of $1,360.

For the year ended June 30, 2004, DDLP earned $19,913 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the year ended June 30, 2004, the Fund made purchases of $43,158,109 and sales of $20,511,600 of investment securities other than short-term investments.

At June 30, 2004, the cost of investments for federal income tax purposes was $32,463,283. At June 30, 2004, the net unrealized appreciation was $5,719,928, of which $6,927,712 related to unrealized appreciation of investments and $1,207,784 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. During the years ended June 30, 2004 and 2003, there were no dividends or distributions paid.

As of June 30, 2004, the components of net assets on a tax basis were as follows:

  Shares of beneficial interest                                     $31,834,102
  Undistributed long-term capital gain                                  385,921
  Unrealized appreciation of investments                              5,719,928
                                                                    -----------
  Net assets                                                        $37,939,951
                                                                    ===========

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $318,799 was utilized in 2004.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended June 30, 2004, the Fund recorded the following permanent reclassifications. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

   Accumulated net              Accumulated net
   investment loss              realized gains            Paid-in capital
   ---------------              ---------------           ---------------
      $334,581                     ($12,056)                ($322,525)

5. CAPITAL SHARES
Transactions in capital shares were as follows:
                                                              Year Ended
                                                          6/30/04     6/30/03
Shares sold:
  Class A                                               2,215,671     327,753
  Class B                                                 233,180     197,042
  Class C                                                 393,855     153,590
  Class R                                                  80,485           1
  Institutional Class                                     113,334         254
                                                        ---------     -------
                                                        3,036,525     678,640
                                                        ---------     -------
Shares repurchased:
  Class A                                                (382,868)    (75,900)
  Class B                                                 (66,013)    (22,558)
  Class C                                                 (75,036)    (27,637)
  Class R                                                 (11,527)         --
  Institutional Class                                    (235,294)         --
                                                        ---------     -------
                                                         (770,738)   (126,095)
                                                        ---------     -------
Net increase                                            2,265,787     552,545
                                                        =========     =======

For the years ended June 30, 2004 and 2003, 11,381 Class B shares were converted to 11,184 Class A shares valued at $122,651 and 91 Class B shares were converted to 89 Class A shares valued at $839, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of June 30, 2004, or at any time during the year.

7. CREDIT AND MARKET RISK
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Trustees
Delaware Group Equity Funds III - Delaware Small Cap
Growth Fund

We have audited the accompanying statement of net assets of Delaware Small Cap Growth Fund (one of the series of Delaware Group Equity Funds III) (the "Fund") as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Small Cap Growth Fund of Delaware Group Equity Funds III at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
August 10, 2004

DELAWARE INVESTMENTS FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN
                                                                                             FUND COMPLEX          OTHER
                                                                      PRINCIPAL               OVERSEEN BY      DIRECTORSHIPS
    NAME,                     POSITION(S)                           OCCUPATION(S)              TRUSTEE/       HELD BY TRUSTEE/
   ADDRESS                    HELD WITH      LENGTH OF TIME           DURING                  DIRECTOR OR       DIRECTOR OR
AND BIRTHDATE                   FUND(S)          SERVED             PAST 5 YEARS               OFFICER           OFFICER
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
  JUDE T. DRISCOLL(2)         Chairman and       4 Years -       Since August 2000, Mr.           77                None
  2005 Market Street           Trustee(4)        Executive       Driscoll has served in
Philadelphia, PA 19103                            Officer           various executive
                                                                 capacities at different
    March 10, 1963                             Trustee since        times at Delaware
                                               May 15, 2003           Investments(1)

                                                                Senior Vice President and
                                                                Director of Fixed-Income
                                                                Process - Conseco Capital
                                                                       Management
                                                                (June 1998 - August 2000)

                                                                   Managing Director -
                                                                   NationsBanc Capital
                                                                         Markets
                                                               (February 1996 - June 1998)

--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   WALTER P. BABICH             Trustee          16 Years       Board Chairman - Citadel          94                None
  2005 Market Street                                            Construction Corporation
Philadelphia, PA 19103                                              (1989 - Present)

   October 1, 1927

    JOHN H. DURHAM              Trustee          25 Years(3)        Private Investor              94             Trustee -
  2005 Market Street                                                                                         Abington Memorial
Philadelphia, PA 19103                                                                                            Hospital

    August 7, 1937                                                                                           President/Director -
                                                                                                                  22 WR
                                                                                                                Corporation

     JOHN A. FRY                Trustee(4)        3 Year         President - Franklin &           77              Director -
  2005 Market Street                                                Marshall College                           Community Health
Philadelphia, PA 19103                                            (June 2002 - Present)                            Systems

    May 28, 1960                                               Executive Vice President -
                                                               University of Pennsylvania
                                                                (April 1995 - June 2002)

   ANTHONY D. KNERR             Trustee          11 Years       Founder/Managing Director -       94                None
  2005 Market Street                                                 Anthony Knerr &
Philadelphia, PA 19103                                            Associates (Strategic
                                                                       Consulting)
   December 7, 1938                                                 (1990 - Present)

                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN
                                                                                             FUND COMPLEX          OTHER
                                                                      PRINCIPAL               OVERSEEN BY      DIRECTORSHIPS
    NAME,                     POSITION(S)                           OCCUPATION(S)              TRUSTEE/       HELD BY TRUSTEE/
   ADDRESS                    HELD WITH      LENGTH OF TIME           DURING                  DIRECTOR OR       DIRECTOR OR
AND BIRTHDATE                   FUND(S)          SERVED             PAST 5 YEARS               OFFICER           OFFICER
--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)
     ANN R. LEVEN               Trustee          15 Years        Treasurer/Chief Fiscal           94           Director and
  2005 Market Street                                           Officer - National Gallery                     Audit Committee
Philadelphia, PA 19103                                                   of Art                             Chairperson - Andy
                                                                      (1994 - 1999)                           Warhol Foundation

   November 1, 1940                                                                                              Director -
                                                                                                               Systemax Inc.

  THOMAS F. MADISON             Trustee          10 Years       President/Chief Executive         94             Director -
  2005 Market Street                                           Officer - MLM Partners, Inc.                    Banner Health
Philadelphia, PA 19103                                          (Small Business Investing
                                                                     and Consulting)                             Director -
  February 25, 1936                                             (January 1993 - Present)                        Center Point
                                                                                                                   Energy

                                                                                                                 Director -
                                                                                                             Digital River Inc.

                                                                                                                 Director -
                                                                                                                   Rimage
                                                                                                                Corporation

   JANET L. YEOMANS             Trustee           5 Years       Vice President/Mergers &          94                None
  2005 Market Street                                                 Acquisitions -
Philadelphia, PA 19103                                               3M Corporation
                                                                (January 2003 - Present)
     July 31, 1948

                                                                  Ms. Yeomans has held
                                                                   various management
                                                                     positions at 3M
                                                                 Corporation since 1983.

--------------------------------------------------------------------------------------------------------------------------------
OFFICERS

  JOSEPH H. HASTINGS         Executive Vice   Executive Vice   Mr. Hastings has served in         94                None(5)
  2005 Market Street         President and     President and        various executive
Philadelphia, PA 19103      Chief Financial        Chief         capacities at different
                                Officer          Financial          times at Delaware
  December 19, 1949                            Officer since           Investments.
                                              August 21, 2003

 RICHELLE S. MAESTRO         Executive Vice     Chief Legal    Ms. Maestro has served in         94                None(5)
  2005 Market Street           President,      Officer since       various executive
Philadelphia, PA 19103        Chief Legal      March 17, 2003    capacities at different
                              Officer and                            times at Delaware
                               Secretary                               Investments.
  November 26, 1957

  MICHAEL P. BISHOF           Senior Vice         8 Years       Mr. Bishof has served in          94                None(5)
  2005 Market Street         President and                          various executive
Philadelphia, PA 19103         Treasurer                         capacities at different
                                                                    times at Delaware
                                                                      Investments.
   August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.

(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.

(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Growth Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                        AFFILIATED OFFICERS                      CONTACT INFORMATION

JUDE T. DRISCOLL                         JOSEPH H. HASTINGS                       INVESTMENT MANAGER
Chairman                                 Executive Vice President and             Delaware Management Company
Delaware Investments Family of Funds     Chief Financial Officer                  Philadelphia, PA
Philadelphia, PA                         Delaware Investments Family of Funds
                                         Philadelphia, PA                         INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                  Delaware International Advisers Ltd.
Board Chairman                           RICHELLE S. MAESTRO                      London, England
Citadel Construction Corporation         Executive Vice President,
King of Prussia, PA                      Chief Legal Officer and Secretary        NATIONAL DISTRIBUTOR
                                         Delaware Investments Family of Funds     Delaware Distributors, L.P.
JOHN H. DURHAM                           Philadelphia, PA                         Philadelphia, PA
Private Investor
Gwynedd Valley, PA                       MICHAEL P. BISHOF                        SHAREHOLDER SERVICING, DIVIDEND
                                         Senior Vice President and Treasurer      DISBURSING AND TRANSFER AGENT
JOHN A. FRY                              Delaware Investments Family of Funds     Delaware Service Company, Inc.
President                                Philadelphia, PA                         2005 Market Street
Franklin & Marshall College                                                       Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                  FOR SHAREHOLDERS
ANTHONY D. KNERR                                                                  800 523-1918
Managing Director
Anthony Knerr & Associates                                                        FOR SECURITIES DEALERS AND FINANCIAL
New York, NY                                                                      INSTITUTIONS REPRESENTATIVES ONLY
                                                                                  800 362-7500
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                             WEB SITE
National Gallery of Art                                                           www.delawareinvestments.com
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

(8836)                                                        Printed in the USA
AR-509 [6/04] IVES 8/04                                                    J9754

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

GROWTH-EQUITY

Annual Report JUNE 30, 2004
--------------------------------------------------------------------------------
              DELAWARE TREND FUND







[LOGO]

POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             2
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       4

  Statement of Operations                                       6

  Statements of Changes in Net Assets                           7

  Financial Highlights                                          8

  Notes to Financial Statements                                13
-----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      16
-----------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                     17
-----------------------------------------------------------------




    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

Portfolio                                                   DELAWARE TREND FUND
  MANAGEMENT REVIEW                                         July 9, 2004


FUND MANAGER
Gerald S. Frey
Chief Investment Officer -- Growth

Q: CAN YOU PROVIDE A BROAD OVERVIEW OF THE MARKET DURING THE PAST 12 MONTHS? A:
Improving sentiment regarding an overall economic rebound drove stock prices higher over the past fiscal year ended June 30, 2004. The rally was broad-based, as the majority of stocks posted solid gains. Size was a factor in overall returns, with the small-cap Russell 2000 Index surpassing the large-cap Russell 1000 Index by over 13 percent for the period. During the early part of the period, stocks typically characterized as being lower in quality were the best performers. Stocks cooled toward the end of the period as inflation fears prompted concerns over a possible end to the Federal Reserve's accommodative interest rate policy. The Fed changed its course of 13 consecutive declining interest rate movements just prior to period-end by raising rates a quarter percent.

Q: HOW DID THE FUND PERFORM DURING THE PAST FISCAL YEAR?
A: On a sector basis, two areas that are not traditionally associated with growth stocks -- basic industry/capital goods and energy -- were among the best-performing sectors and our relative performance was hurt by our underweighted allocations in these sectors. Performance was also hurt by poor stock selection in the technology sector.

The Fund was up considerably during the period, but our return trailed that of the benchmark, the Russell 2000 Growth Index, which gained +31.55%. During the 12 months ended June 30, 2004, Delaware Trend Fund appreciated +22.93% (Class A shares at net asset value with distributions reinvested). Despite the index's gain, the average mid-cap growth fund, as measured by the Lipper Mid-Cap Growth Funds Average, returned +22.64% during the period.

Q: WHAT WERE SOME AREAS THAT PERFORMED WELL FOR THE FUND?
A: The Fund's best-performing stocks were not concentrated in any one sector, as companies that delivered positive results were generally rewarded. Coach was the largest positive contributor to performance as it rose more than 80 percent as a result of strong sales and earnings growth. Several healthcare-related stocks also posted significant gains during the fiscal year as a result of positive results regarding drugs in development. Nektar Therapeutics was the Fund's best-performing healthcare stock as its price doubled during the past year.

Q: WHICH SECURITIES DETRACTED FROM PERFORMANCE?
A: Few stocks in the Fund experienced significant declines during the past year. CV Therapeutics struggled as its price declined as a result of negative results regarding its developmental drug for angina. Krispy Kreme Doughnuts was also down considerably during the year as it reported disappointing sales growth, attributed in part to the continuing low carbohydrate diet craze. We exited from both stocks as a result of these adverse developments. Housing-related names were also hard hit during the year as investors feared that rising rates would hamper new home sales and as a result, we exited from home design and construction company D.R. Horton because of these concerns.

Delaware
  TREND FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware Trend Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions. Instances of high double-digit returns are highly unusual and cannot be sustained and were achieved primarily during favorable market conditions.

FUND PERFORMANCE
Average Annual Total Returns
Through June 30, 2004            Lifetime   10 Years     Five Years   One Year
--------------------------------------------------------------------------------
Class A (Est. 10/3/68)
Excluding Sales Charge            +9.47%     +12.90%       +4.87%     +22.93%
Including Sales Charge            +9.28%     +12.24%       +3.64%     +15.86%
--------------------------------------------------------------------------------
Class B (Est. 9/6/94)
Excluding Sales Charge           +11.83%       --          +4.14%     +22.04%
Including Sales Charge           +11.83%       --          +3.77%     +18.04%
--------------------------------------------------------------------------------
Class C (Est. 11/29/95)
Excluding Sales Charge            +9.94%       --          +4.15%     +22.06%
Including Sales Charge            +9.94%       --          +4.15%     +21.06%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately 8 years.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for the lifetime and one-year periods ended June 30, 2004 for Delaware Trend Fund's Class R shares were +20.47% and +22.56%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60%.

The average annual total returns for the lifetime (since 10/3/68), 10-year, five-year, and one-year periods ended June 30, 2004 for Delaware Trend Fund's Institutional Class were +9.56%, +13.22%, +5.19%, and +23.33%, respectively. The Institutional Class shares were first made available on November 23, 1992 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class performance prior to November 23, 1992 for Delaware Trend Fund is based on Class A performance and was adjusted to eliminate the sales charges, but not the asset-based distribution charge of Class A shares.

The performance table and graph on the following page do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Nasdaq Institutional Class symbol:    DGTIX
Nasdaq Class R symbol:                DETRX

Delaware
  TREND FUND

FUND BASICS
As of June 30, 2004
------------------------------------
FUND OBJECTIVE:
The Fund seeks capital appreciation.
------------------------------------
TOTAL FUND NET ASSETS:
$1.69 billion
------------------------------------
NUMBER OF HOLDINGS:
84
------------------------------------
FUND START DATE:
October 3, 1968
------------------------------------
--------------------------------------------------------------------------------
YOUR FUND MANAGER:
Gerald S. Frey leads the Delaware Investments growth team. He holds a BA in economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:
Class A:  DELTX
Class B:  DERBX
Class C:  DETCX

PERFORMANCE OF A $10,000 INVESTMENT
June 30, 1994 Through June 30, 2004

                    DELAWARE TREND
                    FUND - CLASS A      RUSSELL 2000
                       SHARES           GROWTH INDEX
30-JUN-94             $ 9,428             $10,000
30-JUN-95             $11,728             $12,583
30-JUN-96             $15,895             $15,916
30-JUN-97             $16,169             $16,648
30-JUN-98             $20,045             $18,846
30-JUN-99             $25,008             $20,411
30-JUN-00             $40,978             $26,205
30-JUN-01             $30,643             $20,111
30-JUN-02             $25,090             $15,082
30-JUN-03             $25,805             $15,186
30-JUN-04             $31,728             $19,977

Chart assumes $10,000 invested on June 30, 1994 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The Russell 2000 Growth Index is an unmanaged index that generally tracks the performance of those stocks in the Russell 2000 Index that have higher price-to-book ratios and higher forecasted growth values. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

Statement                                                   DELAWARE TREND FUND
  OF NET ASSETS                                             June 30, 2004

                                                       Number of      Market
                                                         Shares       Value
COMMON STOCK - 95.63%
Banking & Finance - 8.25%
  City National                                         412,100     $ 27,074,970
 *Cullen/Frost Bankers                                  650,800       29,123,300
 *Downey Financial                                      404,700       21,550,275
  First Niagara Financial Group                         583,579        7,002,948
 *IndyMac Bancorp                                       463,400       14,643,440
  Sovereign Bancorp                                     592,700       13,098,670
  Webster Financial                                     400,300       18,822,106
 *Westcorp                                              172,900        7,858,305
                                                                    ------------
                                                                     139,174,014
                                                                    ------------
Basic Industry/Capital Goods - 3.58%
 +Mettler-Toledo International                          630,600       30,987,684
 *MSC Industrial Direct Class A                         895,700       29,414,788
                                                                    ------------
                                                                      60,402,472
                                                                    ------------
Business Services - 10.49%
*+Advisory Board                                        650,700       23,164,920
*+Bright Horizons Family Solutions                      404,000       21,658,440
*+Digital Insight                                       640,100       13,269,273
*+eSPEED Class A                                        399,600        7,052,940
*+Fisher Scientific International                       806,600       46,581,150
*+Monster Worldwide                                     975,900       25,100,148
 +Resources Connection                                  558,700       21,850,757
 +Sirva                                                 702,900       16,166,700
 +Standard Parking                                      167,300        2,133,075
                                                                    ------------
                                                                     176,977,403
                                                                    ------------
Consumer Durables - 4.60%
 *Gentex                                                892,600       35,418,368
  KB HOME                                               238,000       16,333,940
*+Toll Brothers                                         531,400       22,488,848
*+WCI Communities                                       153,400        3,422,354
                                                                    ------------
                                                                      77,663,510
                                                                    ------------
Consumer Non-Durables - 9.65%
 +Carter's                                              347,900       10,127,369
 +Coach                                               1,264,500       57,142,755
*+Conn's                                                251,500        3,963,640
*+Cost Plus                                             807,375       26,199,319
*+Dollar Tree Stores                                    314,675        8,631,535
*+Peet's Coffee & Tea                                   411,300       10,278,387
  PETsMART                                            1,429,500       46,387,275
                                                                    ------------
                                                                     162,730,280
                                                                    ------------
Consumer Services - 14.61%
*+Ask Jeeves                                            628,100       24,514,743
  Cash America International                            937,900       21,571,700
*+Cheesecake Factory                                    756,150       30,087,209
 *Four Seasons Hotels                                   441,400       26,576,694
*+Getty Images                                          589,400       35,363,999
 *Gray Television Class B                               668,000        9,278,520
*+Kerzner International                                 136,100        6,472,916
 +LIN TV Class A                                        733,500       15,550,200
*+Mediacom Communications                             1,669,600       13,056,272
*+Sonic                                               1,093,350       24,873,713
*+West                                                  632,000       16,526,800
 +Wynn Resorts                                          582,900       22,517,427
                                                                    ------------
                                                                     246,390,193
                                                                    ------------
                                                       Number of      Market
                                                         Shares       Value
COMMON STOCK (continued)
Healthcare & Pharmaceuticals - 21.61%
*+Abgenix                                              1,441,600  $   16,895,552
*+Align Technology                                       811,400      15,416,600
*+Amylin Pharmaceuticals                                 932,000      21,249,600
 +Andrx                                                  348,000       9,719,640
 +AtheroGenics                                           375,700       7,149,571
 +Conceptus                                              840,700       9,457,875
*+Coventry Health Care                                   338,350      16,545,315
*+CTI Molecular Imaging                                1,300,300      18,438,254
*+Dendreon                                             1,095,500      13,419,875
*+Digene                                                 676,500      24,712,545
*+Exelixis                                             1,231,500      12,425,835
*+Inspire Pharmaceuticals                                579,100       9,682,552
*+Martek Biosciences                                     309,600      17,390,232
 *Medicis Pharmaceutical Class A                         576,100      23,015,195
*+MGI Pharma                                             753,700      20,357,437
*+Nektar Therapeutics                                  1,900,200      37,927,992
 +NitroMed                                               913,800       5,491,938
*+Protein Design Labs                                  1,518,400      29,046,992
 +Telik                                                  771,400      18,413,318
*+United Therapeutics                                    768,200      19,704,330
*+Wilson Greatbatch Technologies                         642,100      17,946,695
                                                                  --------------
                                                                     364,407,343
                                                                  --------------
Insurance - 4.17%
 *Delphi Financial Group Class A                         230,300      10,248,350
  HCC Insurance Holdings                                 319,200      10,664,472
  IPC Holdings                                           316,300      11,680,959
  PartnerRe                                              666,800      37,827,564
                                                                  --------------
                                                                      70,421,345
                                                                  --------------
Technology - 15.71%
*+Akamai Technologies                                  1,180,500      21,189,975
 +AMIS Holdings                                          875,300      14,810,076
*+CheckFree                                              632,000      18,960,000
 +Conexant Systems                                     3,332,900      14,431,457
*+Cymer                                                  606,300      22,699,872
 *Henry (Jack) & Associates                            1,318,900      26,509,890
*+Integrated Circuit Systems                             789,300      21,437,388
*+Micrel                                               1,477,700      17,954,055
 +ON Semiconductor                                     2,417,900      12,137,858
*+Opsware                                              1,767,300      13,997,016
*+Power Integrations                                     673,500      16,770,150
 +Silicon Laboratories                                   322,500      14,947,875
*+Skyworks Solutions                                   2,358,600      20,590,578
*+Tekelec                                                726,100      13,193,237
*+Varian Semiconductor Equipment Associates              400,500      15,443,280
                                                                  --------------
                                                                     265,072,707
                                                                  --------------
Transportation - 2.96%
 *Hunt (J.B.) Transportation Services                    765,200      29,521,416
 *UTI Worldwide                                          385,900      20,333,071
                                                                  --------------
                                                                      49,854,487
                                                                  --------------
TOTAL COMMON STOCK
 (cost $1,169,714,629)                                             1,613,093,754
                                                                  --------------

Statement                                                   DELAWARE TREND FUND
  OF NET ASSETS (CONTINUED)

                                                    Principal        Market
                                                      Amount         Value
REPURCHASE AGREEMENTS - 4.54%
  With BNP Paribas 1.25% 7/1/04
    (dated 6/30/04, to be repurchased
    at $39,907,386 collateralized by
    $7,641,000 U.S. Treasury Bills due
    11/4/04, market value $7,601,117,
    $27,093,000 U.S. Treasury Bills due
    11/18/04, market value $26,929,827,
    $6,230,000 U.S. Treasury Bills due
    12/23/04, market value $6,178,281)              $39,906,000   $   39,906,000
  With UBS Warburg 1.25% 7/1/04
    (dated 6/30/04, to be repurchased
    at $36,690,274 collateralized by
    $7,056,000 U.S. Treasury Notes 2.25%
    due 7/31/04, market value $7,126,899,
    $7,056,000 U.S. Treasury Notes
    5.875% due 11/15/05, market value
    $7,429,255, $21,201,000 U.S. Treasury
    Notes 5.625% due 5/15/08,
    market value $23,039,636)                        36,689,000       36,689,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
  (cost $76,595,000)                                                  76,595,000
                                                                  --------------
TOTAL MARKET VALUE OF SECURITIES BEFORE
  SECURITIES LENDING COLLATERAL - 100.17%
  (cost $1,246,309,629)                                            1,689,688,754
                                                                  --------------
SECURITIES LENDING COLLATERAL** - 23.85%
Short-Term Investments
  Abbey National New York
    1.19% 10/15/04                                    7,241,904        7,380,429
  ABN AMBO Bank Tokyo
    1.10% 7/20/04                                     7,775,069        7,774,780
  Barclays Capital 1.10% 8/19/04                     11,820,522       11,818,264
  Bayerische Landesbank 1.64% 8/30/04                 6,218,274        6,218,824
  BNP Paribas 1.29% 8/16/04                          14,928,034       14,927,577
  CDC IXIS 1.485% 11/12/04                           12,447,907       12,439,648
  Citibank 1.06% 7/6/04                              12,439,755       12,439,648
  Credit Suisse First Boston
    1.60% 12/13/04                                   12,450,197       12,439,648
  Deutsche Bank Financial 1.57% 2/22/05               3,107,666        3,112,279
  Fortis Bank 1.10% 7/26/04                          15,659,046       15,660,044
  General Electric Capital
    1.10% 10/25/04                                    5,290,296        5,295,078
    1.56% 2/3/05                                      4,662,765        4,671,397
    1.57% 10/04/04                                    4,664,943        4,669,341
  Goldman Sachs Group LP
    1.14% 7/20/04                                    10,884,927       10,884,692
    1.68% 12/8/04                                     7,308,293        7,308,293
  ING Bank NV
    1.10% 9/30/04                                    12,450,991       12,439,648
  Merrill Lynch Mortgage Capital
    1.60% 7/12/04                                    12,439,648       12,439,648
  Morgan Stanley Dean Witter
    1.36% 8/1/05                                      3,104,536        3,109,912
    1.58% 3/10/05                                    12,439,648       12,439,648
  National Rural Utilities 1.30% 8/2/04              21,140,842       21,116,091
  Rabobank 1.56% 3/2/05                              15,549,947       15,546,624
  Royal Bank of Canada 1.26% 6/27/05                 15,549,521       15,544,895
  Royal Bank of Scotland 1.06% 7/2/04                15,554,422       15,554,406

                                                    Principal        Market
                                                      Amount         Value
SECURITIES LENDING COLLATERAL**(continued)
  Societe Generale
    1.18% 6/14/04                                  $ 7,804,393   $    7,802,154
    1.58% 12/8/04                                   12,438,082       12,438,082
  Svenska Handlesbank 1.10% 8/9/04                  15,551,662       15,549,560
  UBS Securities 1.50% 7/1/04                       77,739,959       77,739,959
  Union Bank of Switzerland
    1.13% 12/20/04                                  15,595,435       15,549,560
  Wachovia Bank NA 1.56% 11/15/04                   12,441,341       12,444,992
  Wells Fargo Bank 1.26% 8/1/05                     15,549,560       15,549,559
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (cost $402,304,680)                                               402,304,680
                                                                 --------------
TOTAL MARKET VALUE OF SECURITIES - 124.02%
  (cost $1,648,614,309)                                           2,091,993,434#
OBLIGATION TO RETURN SECURITIES LENDING
  COLLATERAL - (23.85%)**                                          (402,304,680)
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (0.17%)                                             (2,843,885)
                                                                 --------------
NET ASSETS APPLICABLE TO 85,446,297
  SHARES OUTSTANDING - 100.00%                                   $1,686,844,869
                                                                 ==============

Net Asset Value - Delaware Trend Fund
  Class A ($956,365,563 / 47,953,945 Shares)                             $19.94
                                                                         ------
Net Asset Value - Delaware Trend Fund
  Class B ($188,363,505 / 10,373,625 Shares)                             $18.16
                                                                         ------
Net Asset Value - Delaware Trend Fund
  Class C ($177,631,191 / 9,612,507 Shares)                              $18.48
                                                                         ------
Net Asset Value - Delaware Trend Fund
  Class R ($2,149,036 / 108,087 Shares)                                  $19.88
                                                                         ------
Net Asset Value - Delaware Trend Fund
  Institutional Class
  ($362,335,574 / 17,398,133 Shares)                                     $20.83
                                                                         ------

COMPONENTS OF NET ASSETS AT JUNE 30, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                             $1,471,325,846
  Accumulated net realized loss on investments                     (227,860,102)
Net unrealized appreciation of investments                          443,379,125
                                                                 --------------
Total net assets                                                 $1,686,844,869
                                                                 ==============

 *Fully or partially on loan.
**See Note #7 in "Notes to Financial Statements."
 +Non-income producing security for the year ended June 30, 2004.
 #Includes $399,489,393 of securities loaned.

Net Asset Value and Offering Price per Share -
  Delaware Trend Fund
Net asset value Class A (A)                                              $19.94
Sales charge (5.75% of offering price,
  or 6.12% of amount invested per share) (B)                               1.22
                                                                         ------
Offering price                                                           $21.16
                                                                         ------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement                                              DELAWARE TREND FUND
  OF OPERATIONS                                        Year Ended June 30, 2004

INVESTMENT INCOME:
  Dividends                                                             $6,141,555
  Interest                                                                 506,342
  Securities lending income                                                358,740   $  7,006,637
                                                                        ----------   ------------

EXPENSES:
  Management fees 11,223,955
  Dividend disbursing and transfer agent fees and expenses               6,636,415
  Distribution expenses - Class A                                        2,631,572
  Distribution expenses - Class B                                        1,933,490
  Distribution expenses - Class C                                        1,618,387
  Distribution expenses - Class R                                            4,803
  Accounting and administration expenses                                   618,000
  Reports and statements to shareholders                                   339,300
  Legal and professional fees                                              219,970
  Registration fees                                                        104,500
  Custodian fees                                                            68,002
  Trustees' fees                                                            45,300
  Other                                                                     79,718     25,523,412
                                                                         ---------
  Less expenses paid indirectly                                                           (29,625)
                                                                                     ------------
  Total expenses                                                                       25,493,787
                                                                                     ------------
NET INVESTMENT LOSS                                                                   (18,487,150)
                                                                                     ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                                    157,969,589
  Net change in unrealized appreciation/depreciation of investments                   183,873,080
                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                       341,842,669
                                                                                     ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $323,355,519
                                                                                     ============

See accompanying notes

Statements                                                  DELAWARE TREND FUND
  OF CHANGES IN NET ASSETS

                                                                                                      Year Ended
                                                                                             6/30/04              6/30/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss                                                                     $  (18,487,150)     $  (13,235,534)
  Net realized gain (loss) on investments                                                    157,969,589        (117,389,527)
  Net change in unrealized appreciation/depreciation of investments                          183,873,080         159,694,116
                                                                                          --------------      --------------
  Net increase in net assets resulting from operations                                       323,355,519          29,069,055
                                                                                          --------------      --------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
  Class A                                                                                    277,171,820         178,051,867
  Class B                                                                                     17,503,435          20,874,323
  Class C                                                                                     45,421,894          31,752,430
  Class R                                                                                      2,299,410                  16
  Institutional Class                                                                        147,239,725         128,642,497
                                                                                          --------------      --------------
                                                                                             489,636,284         359,321,133
                                                                                          --------------      --------------
  Cost of shares repurchased:
  Class A                                                                                   (276,142,006)       (248,702,823)
  Class B                                                                                    (43,346,809)        (43,616,488)
  Class C                                                                                    (32,513,737)        (30,589,398)
  Class R                                                                                       (223,291)                 --
  Institutional Class                                                                       (141,910,121)        (70,221,778)
                                                                                          --------------      --------------
                                                                                            (494,135,964)       (393,130,487)
                                                                                          --------------      --------------
Decrease in net assets derived from capital share transactions                                (4,499,680)        (33,809,354)
                                                                                          --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS                                                        318,855,839          (4,740,299)

NET ASSETS:
  Beginning of year                                                                        1,367,989,030       1,372,729,329
                                                                                          --------------      --------------
  End of year (there is no undistributed net investment income at each year end)          $1,686,844,869      $1,367,989,030
                                                                                          ==============      ==============

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                             DELAWARE TREND FUND CLASS A
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              6/30/04     6/30/03      6/30/02     6/30/01      6/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.220     $15.770      $19.260     $27.800      $19.630

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)                                         (0.195)     (0.138)      (0.151)     (0.146)      (0.188)
Net realized and unrealized gain (loss) on investments          3.915       0.588       (3.339)     (6.279)      11.333
                                                              -------     -------      -------     -------      -------
Total from investment operations                                3.720       0.450       (3.490)     (6.425)      11.145
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --      (2.115)      (2.975)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                                  --          --           --      (2.115)      (2.975)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $19.940     $16.220      $15.770     $19.260      $27.800
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                22.93%       2.85%      (18.12%)    (25.22%)      63.86%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $956,366    $770,744     $829,409    $856,732     $922,398
Ratio of expenses to average net assets                         1.50%       1.50%        1.45%       1.34%        1.29%
Ratio of net investment loss to average net assets             (1.06%)     (0.98%)      (0.91%)     (0.68%)      (0.80%)
Portfolio turnover                                                59%         40%          47%         50%          77%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                             DELAWARE TREND FUND CLASS B
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              6/30/04     6/30/03      6/30/02     6/30/01      6/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.880     $14.570      $17.920     $26.180      $18.750

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)                                         (0.312)     (0.226)      (0.258)     (0.283)      (0.348)
Net realized and unrealized gain (loss) on investments          3.592       0.536       (3.092)     (5.862)      10.753
                                                              -------     -------      -------     -------      -------
Total from investment operations                                3.280       0.310       (3.350)     (6.145)      10.405
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --      (2.115)      (2.975)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                                  --          --           --      (2.115)      (2.975)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $18.160     $14.880      $14.570     $17.920      $26.180
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                22.04%       2.13%      (18.65%)    (25.76%)      62.74%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $188,363    $176,460     $199,027    $247,230     $231,856
Ratio of expenses to average net assets                         2.20%       2.20%        2.16%       2.05%        2.01%
Ratio of net investment loss to average net assets             (1.76%)     (1.68%)      (1.62%)     (1.39%)      (1.52%)
Portfolio turnover                                                59%         40%          47%         50%          77%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                             DELAWARE TREND FUND CLASS C
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              6/30/04     6/30/03      6/30/02     6/30/01      6/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $15.140     $14.820      $18.230     $26.600      $19.010

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)                                         (0.315)     (0.228)      (0.250)     (0.280)      (0.353)
Net realized and unrealized gain (loss) on investments          3.655       0.548       (3.160)     (5.975)      10.918
                                                              -------     -------      -------     -------      -------
Total from investment operations                                3.340       0.320       (3.410)     (6.255)      10.565
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --      (2.115)      (2.975)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                                  --          --           --      (2.115)      (2.975)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $18.480     $15.140      $14.820     $18.230      $26.600
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                22.06%       2.16%      (18.70%)    (25.73%)      62.72%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $177,631    $134,153     $130,860    $127,154      $74,924
Ratio of expenses to average net assets                         2.20%       2.20%        2.16%       2.05%        2.01%
Ratio of net investment loss to average net assets             (1.76%)     (1.68%)      (1.62%)     (1.39%)      (1.52%)
Portfolio turnover                                                59%         40%          47%         50%          77%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                             DELAWARE TREND FUND CLASS R
----------------------------------------------------------------------------------------
                                                                              Period
                                                             Year Ended     6/2/03(1) to
                                                              6/30/04         6/30/03
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.220         $16.260

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                         (0.258)         (0.011)
Net realized and unrealized gain (loss) on investments          3.918          (0.029)
                                                              -------         -------
Total from investment operations                                3.660          (0.040)
                                                              -------         -------

NET ASSET VALUE, END OF PERIOD                                $19.880         $16.220
                                                              =======         =======

TOTAL RETURN(3)                                                22.56%          (0.25%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $2,149             $--
Ratio of expenses to average net assets                         1.80%           1.95%
Ratio of net investment loss to average net assets             (1.36%)         (1.49%)
Portfolio turnover                                                59%             40%

(1) Date of initial public offering; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      DELAWARE TREND FUND INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              6/30/04     6/30/03      6/30/02     6/30/01      6/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.890     $16.370      $19.940     $28.630      $20.080

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)                                         (0.141)     (0.096)      (0.102)     (0.084)      (0.121)
Net realized and unrealized gain (loss) on investments          4.081       0.616       (3.468)     (6.491)      11.646
                                                              -------     -------      -------     -------      -------
Total from investment operations                                3.940       0.520       (3.570)     (6.575)      11.525
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --      (2.115)      (2.975)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                                  --          --           --      (2.115)      (2.975)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $20.830     $16.890      $16.370     $19.940      $28.630
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                23.33%       3.18%      (17.90%)    (25.00%)      64.37%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $362,336    $286,632     $213,433    $262,451     $257,834
Ratio of expenses to average net assets                         1.20%       1.20%        1.16%       1.05%        1.01%
Ratio of net investment loss to average net assets             (0.76%)     (0.68%)      (0.62%)     (0.39%)      (0.52%)
Portfolio turnover                                                59%         40%          47%         50%          77%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Notes                                                       DELAWARE TREND FUND
  TO FINANCIAL STATEMENTS                                   June 30, 2004

Delaware Group Equity Funds III (the "Trust") is organized as a Delaware statutory trust and offers three series, Delaware American Services Fund, Delaware Small Cap Growth Fund and Delaware Trend Fund. These financial statements and the related notes pertain to the Delaware Trend Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek capital appreciation by investing primarily in securities of emerging or other growth-oriented companies.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Through March 31, 2004, certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $28,623 for the year ended June 30, 2004. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended June 30, 2004 were approximately $1,002. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

At June 30, 2004, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                            $279,890
  Dividend disbursing, transfer agent, accounting
    and administration fees and other expenses
    payable to DSC                                                     165,607
  Other expenses payable to DMC and affiliates*                        326,719

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement the Fund bears the cost of certain legal services expenses, including in house legal services provided to the Fund by DMC employees. For the year ended June 30, 2004, the Fund had costs of $117,770.

Notes                                                       DELAWARE TREND FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
For the year ended June 30, 2004, DDLP earned $132,341 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the year ended June 30, 2004, the Fund made purchases of $907,471,225 and sales of $916,528,215 of investment securities other than short-term investments.

At June 30, 2004, the cost of investments for federal income tax purposes was $1,666,662,080. At June 30, 2004, net unrealized appreciation was $425,331,354, of which $476,759,460 related to unrealized appreciation of investments and $51,428,106 related to unrealized depreciation of investments.

4. DIVIDENDS AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. There were no dividends or distributions paid during the years ended June 30, 2004 and 2003.

As of June 30, 2004, the components of net assets on a tax basis were as follows:

  Shares of beneficial interest                                  $1,471,325,846
  Capital loss carryforwards                                       (209,812,331)
  Unrealized appreciation of investments                            425,331,354
                                                                 --------------
  Net assets                                                     $1,686,844,869
                                                                 ==============

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $97,765,223 was utilized in 2004. Such capital loss carryforwards expire as follows: $114,080,594 expires in 2010 and $95,731,737 expires in 2011.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended June 30, 2004, the Fund recorded the following permanent reclassifications. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

   Accumulated net
   investment loss                    Paid-in capital
   ----------------                   ---------------
    $18,487,150                        $(18,487,150)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                             Year Ended
                                                        6/30/04       6/30/03
Shares sold:
  Class A                                             15,066,238     12,649,368
  Class B                                              1,032,763      1,603,209
  Class C                                              2,616,143      2,382,125
  Class R                                                119,545              1
  Institutional Class                                  7,557,196      8,771,356
                                                     -----------    -----------
                                                      26,391,885     25,406,059
                                                     -----------    -----------

Shares repurchased:
  Class A                                            (14,620,231)   (17,731,146)
  Class B                                             (2,520,196)    (3,406,657)
  Class C                                             (1,864,546)    (2,349,716)
  Class R                                                (11,459)            --
  Institutional Class                                 (7,126,889)    (4,839,918)
                                                     -----------    -----------
                                                     (26,143,321)   (28,327,437)
                                                     -----------    -----------
Net increase (decrease)                                  248,564     (2,921,378)
                                                     ===========    ===========

For the years ended June 30, 2004 and 2003, 452,656 Class B shares were converted to 412,546 Class A shares valued at $8,074,095 and 178,538 Class B shares were converted to 164,076 Class A shares valued at $2,435,438, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. LINES OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of June 30, 2004, or at any time during the year.

Notes                                                       DELAWARE TREND FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

7. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement ("Lending Agreement") with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation. At June 30, 2004, the market value of securities on loan was $399,489,393, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. CREDIT AND MARKET RISKS
The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Report
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware Group Equity Funds III - Delaware Trend Fund

We have audited the accompanying statement of net assets of Delaware Trend Fund (one of the series of Delaware of Delaware Group Equity Funds III) (the "Fund") as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Trend Fund of Delaware Group Equity Funds III at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP


Philadelphia, Pennsylvania

August 10, 2004

Delaware Investments Family of Funds
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                              NUMBER OF              OTHER
                                                                      PRINCIPAL           PORTFOLIOS IN FUND      DIRECTORSHIPS
    NAME,                     POSITION(S)                           OCCUPATION(S)          COMPLEX OVERSEEN         HELD BY
   ADDRESS                    HELD WITH      LENGTH OF TIME           DURING              BY TRUSTEE/DIRECTOR   TRUSTEE/ DIRECTOR
AND BIRTHDATE                   FUND(S)          SERVED             PAST 5 YEARS             OR OFFICER            OR OFFICER
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
  JUDE T. DRISCOLL(2)         Chairman and       4 Years -       Since August 2000, Mr.           77                None
  2005 Market Street           Trustee(4)        Executive       Driscoll has served in
Philadelphia, PA 19103                            Officer           various executive
                                                                 capacities at different
    March 10, 1963                             Trustee since        times at Delaware
                                               May 15, 2003           Investments(1)

                                                                Senior Vice President and
                                                                Director of Fixed-Income
                                                                Process - Conseco Capital
                                                                       Management
                                                                (June 1998 - August 2000)

                                                                   Managing Director -
                                                                   NationsBanc Capital
                                                                         Markets
                                                               (February 1996 - June 1998)

--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   WALTER P. BABICH             Trustee          16 Years       Board Chairman - Citadel          94                None
  2005 Market Street                                            Construction Corporation
Philadelphia, PA 19103                                              (1989 - Present)

   October 1, 1927

    JOHN H. DURHAM              Trustee          25 Years(3)        Private Investor              94             Trustee -
  2005 Market Street                                                                                         Abington Memorial
Philadelphia, PA 19103                                                                                            Hospital

    August 7, 1937                                                                                           President/Director -
                                                                                                               22 WR Corporation

     JOHN A. FRY                Trustee(4)        3 Years        President - Franklin &           77              Director -
  2005 Market Street                                                Marshall College                           Community Health
Philadelphia, PA 19103                                            (June 2002 - Present)                            Systems

    May 28, 1960                                               Executive Vice President -
                                                               University of Pennsylvania
                                                                (April 1995 - June 2002)

   ANTHONY D. KNERR             Trustee          11 Years       Founder/Managing Director -       94                None
  2005 Market Street                                                 Anthony Knerr &
Philadelphia, PA 19103                                            Associates (Strategic
                                                                       Consulting)
   December 7, 1938                                                 (1990 - Present)

                                                                                              NUMBER OF              OTHER
                                                                      PRINCIPAL           PORTFOLIOS IN FUND      DIRECTORSHIPS
    NAME,                     POSITION(S)                           OCCUPATION(S)          COMPLEX OVERSEEN         HELD BY
   ADDRESS                    HELD WITH      LENGTH OF TIME           DURING              BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)          SERVED             PAST 5 YEARS             OR OFFICER            OR OFFICER
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)
     ANN R. LEVEN               Trustee          15 Years        Treasurer/Chief Fiscal           94           Director and
  2005 Market Street                                           Officer - National Gallery                     Audit Committee
Philadelphia, PA 19103                                                   of Art                             Chairperson - Andy
                                                                      (1994 - 1999)                           Warhol Foundation

   November 1, 1940                                                                                              Director -
                                                                                                               Systemax Inc.

  THOMAS F. MADISON             Trustee          10 Years       President/Chief Executive         94             Director -
  2005 Market Street                                           Officer - MLM Partners, Inc.                    Banner Health
Philadelphia, PA 19103                                          (Small Business Investing
                                                                     and Consulting)                             Director -
  February 25, 1936                                             (January 1993 - Present)                        CenterPoint
                                                                                                                   Energy

                                                                                                                 Director -
                                                                                                             Digital River Inc.

                                                                                                                 Director -
                                                                                                                   Rimage
                                                                                                                Corporation

   JANET L. YEOMANS             Trustee           5 Years       Vice President/Mergers &          94                None
  2005 Market Street                                                 Acquisitions -
Philadelphia, PA 19103                                               3M Corporation
                                                                (January 2003 - Present)
     July 31, 1948

                                                                  Ms. Yeomans has held
                                                                   various management
                                                                     positions at 3M
                                                                 Corporation since 1983.

--------------------------------------------------------------------------------------------------------------------------------
OFFICERS

  JOSEPH H. HASTINGS         Executive Vice   Executive Vice   Mr. Hastings has served in         94                None(5)
  2005 Market Street         President and     President and        various executive
Philadelphia, PA 19103      Chief Financial        Chief         capacities at different
                                Officer          Financial          times at Delaware
  December 19, 1949                            Officer since           Investments.
                                              August 21, 2003

 RICHELLE S. MAESTRO         Executive Vice     Chief Legal    Ms. Maestro has served in         94                None(5)
  2005 Market Street           President,      Officer since       various executive
Philadelphia, PA 19103        Chief Legal      March 17, 2003    capacities at different
                              Officer and                            times at Delaware
                               Secretary                               Investments.
  November 26, 1957

  MICHAEL P. BISHOF           Senior Vice         8 Years       Mr. Bishof has served in          94                None(5)
  2005 Market Street         President and                          various executive
Philadelphia, PA 19103         Treasurer                         capacities at different
                                                                    times at Delaware
                                                                      Investments.
   August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware Trend Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Trend Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                        AFFILIATED OFFICERS                      CONTACT INFORMATION

JUDE T. DRISCOLL                         JOSEPH H. HASTINGS                       INVESTMENT MANAGER
Chairman                                 Executive Vice President and             Delaware Management Company
Delaware Investments Family of Funds     Chief Financial Officer                  Philadelphia, PA
Philadelphia, PA                         Delaware Investments Family of Funds
                                         Philadelphia, PA                         INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                  Delaware International Advisers Ltd.
Board Chairman                           RICHELLE S. MAESTRO                      London, England
Citadel Construction Corporation         Executive Vice President,
King of Prussia, PA                      Chief Legal Officer and Secretary        NATIONAL DISTRIBUTOR
                                         Delaware Investments Family of Funds     Delaware Distributors, L.P.
JOHN H. DURHAM                           Philadelphia, PA                         Philadelphia, PA
Private Investor
Gwynedd Valley, PA                       MICHAEL P. BISHOF                        SHAREHOLDER SERVICING, DIVIDEND
                                         Senior Vice President and Treasurer      DISBURSING AND TRANSFER AGENT
JOHN A. FRY                              Delaware Investments Family of Funds     Delaware Service Company, Inc.
President                                Philadelphia, PA                         2005 Market Street
Franklin & Marshall College                                                       Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                  FOR SHAREHOLDERS
ANTHONY D. KNERR                                                                  800 523-1918
Managing Director
Anthony Knerr & Associates                                                        FOR SECURITIES DEALERS AND FINANCIAL
New York, NY                                                                      INSTITUTIONS REPRESENTATIVES ONLY
                                                                                  800 362-7500
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                             WEB SITE
National Gallery of Art                                                           www.delawareinvestments.com
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------



(8840)                                                        Printed in the USA
AR-003 [6/04] IVES 8/04                                                    J9756

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

      a. An understanding of generally accepted accounting principles and financial statements;

      b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

      c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

      d. An understanding of internal controls and procedures for financial reporting; and

      e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

      a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

      b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

      c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

      The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

      The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

      Ann R. Leven
      Thomas F. Madison
      Janet L. Yeomans (1)

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a) Audit fees.

      The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $60,850 for the fiscal year ended June 30, 2004.

      The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $96,050 for the fiscal year ended June 30, 2003.

      (b) Audit-related fees.

      The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended June 30, 2004.

      The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $167,700 for the Registrant's fiscal year ended June 30, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the Fund's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Funds; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").


-----------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

      The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended June 30, 2003.

      The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $166,400 for the Registrant's fiscal year ended June 30, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the Fund's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Funds; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").


      (c) Tax fees.

      The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $10,750 for the fiscal year ended June 30, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and annual excise distribution calculations.

      The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended June 30, 2004.

      The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $8,750 for the fiscal year ended June 30, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and annual excise distribution calculations.

      The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended June 30, 2003.

      (d) All other fees.

      The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended June 30, 2004.

      The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended June 30, 2004.

      The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended June 30, 2003.

      The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended June 30, 2003.

      (e) The Registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

      (f) Not applicable.

      (g) The aggregate non-audit fees billed by the Registrant's independent auditors for services rendered to the Registrant and to its investment adviser(s) and other service providers under common control with the adviser(s) were $353,690 and $266,850 for the Registrant's fiscal years ended June 30, 2004 and June 30, 2003, respectively.

      (h) In connection with its selection of the independent auditors, the Registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

         Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

         Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

         (a) (1) Code of Ethics

                 Not applicable.

             (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

             (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

                 Not applicable.

         (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


DELAWARE GROUP EQUITY FUNDS III


       Jude T. Driscoll
--------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  September 1, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


       Jude T. Driscoll
--------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  September 1, 2004


       Joseph H. Hastings
--------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  September 1, 2004